American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible International Equity ETF (AVSD)
May 31, 2024

Avantis Responsible International Equity ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.2%
Australia — 6.3%
88 Energy Ltd.(1)	33,848	68
Accent Group Ltd.	14,551	18,282
Acrow Ltd.	21,083	16,098
Adairs Ltd.	3,245	3,714
Aeris Resources Ltd.(1)(2)	6,971	1,284
ALS Ltd.	3,616	34,110
Altium Ltd.	1,668	74,743
AMP Ltd.	90,309	64,344
Ansell Ltd.	1,187	19,361
ANZ Group Holdings Ltd.	25,641	483,946
ARB Corp. Ltd.(2)	1,745	44,894
ASX Ltd.	1,075	44,766
Atlas Arteria Ltd.	14,553	51,671
Aurizon Holdings Ltd.	58,461	143,659
Australian Clinical Labs Ltd.(2)	2,983	4,556
Australian Ethical Investment Ltd.	1,527	4,658
Australian Finance Group Ltd.	4,003	3,868
Baby Bunting Group Ltd.	2,286	2,108
Bank of Queensland Ltd.	12,309	47,248
Bapcor Ltd.	6,581	18,690
Bega Cheese Ltd.	6,100	18,177
Bendigo & Adelaide Bank Ltd.	10,721	78,198
Brambles Ltd.	31,114	295,755
Bravura Solutions Ltd.(1)	7,594	5,802
Breville Group Ltd.	2,013	35,920
CAR Group Ltd.	2,852	66,596
Cedar Woods Properties Ltd.	837	2,445
Cettire Ltd.(1)	6,127	9,569
Challenger Ltd.	11,683	50,513
Cleanaway Waste Management Ltd.	11,990	22,333
Cochlear Ltd.	430	92,662
Codan Ltd.	756	5,501
Coles Group Ltd.	17,627	193,245
Commonwealth Bank of Australia	8,647	691,148
Computershare Ltd.	2,976	52,601
Credit Corp. Group Ltd.	2,072	20,690
CSL Ltd.	900	168,469
Data#3 Ltd.	2,840	15,141
Deterra Royalties Ltd.	6,813	21,058
Domino's Pizza Enterprises Ltd.	364	9,430
Eagers Automotive Ltd.	3,646	24,760
Emeco Holdings Ltd.	13,214	6,118
Emerald Resources NL(1)	17,576	43,634
Endeavour Group Ltd.	36,715	121,712
Evolution Mining Ltd.	57,152	149,080
EVT Ltd.	4,813	37,492
Firefinch Ltd.(1)	1,565	10
FleetPartners Group Ltd.(1)	6,946	16,584
Flight Centre Travel Group Ltd.	2,432	30,636

Fortescue Ltd.	24,664	407,576
G8 Education Ltd.	2,491	1,999
GUD Holdings Ltd.	2,629	18,735
GWA Group Ltd.	2,498	3,834
Hansen Technologies Ltd.	1,890	5,979
Harvey Norman Holdings Ltd.	19,694	58,718
Hastings Technology Metals Ltd.(1)	713	105
Healius Ltd.(1)(2)	1,941	1,649
Helia Group Ltd.	16,849	46,347
Humm Group Ltd.(2)	7,281	2,235
IDP Education Ltd.(2)	1,932	20,673
Imdex Ltd.	12,516	18,596
Infomedia Ltd.	8,588	9,508
Insurance Australia Group Ltd.	30,661	126,995
JB Hi-Fi Ltd.	3,992	155,234
Lendlease Corp. Ltd.	7,039	28,042
Lifestyle Communities Ltd.(2)	1,471	12,225
Lovisa Holdings Ltd.	2,055	46,806
Lycopodium Ltd.	1,725	14,027
Lynas Rare Earths Ltd.(1)	10,045	44,814
Maas Group Holdings Ltd.	6,799	19,082
Macquarie Group Ltd.	2,228	284,453
Magellan Financial Group Ltd.	11,430	62,605
Mayne Pharma Group Ltd.(1)	1,458	4,901
McMillan Shakespeare Ltd.	2,445	26,972
Medibank Pvt Ltd.	56,161	139,562
Mesoblast Ltd.(1)	9,947	7,408
Mineral Resources Ltd.(2)	1,864	89,563
Myer Holdings Ltd.	28,071	12,186
National Australia Bank Ltd.	25,116	568,865
Netwealth Group Ltd.	1,748	24,635
NEXTDC Ltd.(1)(2)	3,383	40,382
nib holdings Ltd.	12,929	64,229
Nick Scali Ltd.	3,345	31,101
Nine Entertainment Co. Holdings Ltd.	23,115	21,735
Nuix Ltd.(1)	2,781	5,772
OFX Group Ltd.(1)	6,635	9,373
Omni Bridgeway Ltd.(1)	5,131	2,880
oOh!media Ltd.	9,723	9,221
Orora Ltd.	28,693	39,301
Pantoro Ltd.(1)	1,316	80
Pepper Money Ltd.(2)	2,013	1,930
Perpetual Ltd.	2,130	30,815
PEXA Group Ltd.(1)	432	4,241
Platinum Asset Management Ltd.	17,359	11,799
Praemium Ltd.(1)(2)	5,901	1,751
Premier Investments Ltd.	3,447	69,309
Pro Medicus Ltd.	521	41,920
PWR Holdings Ltd.	1,091	8,032
QBE Insurance Group Ltd.	28,013	333,050
Qube Holdings Ltd.	11,073	26,549
Ramsay Health Care Ltd.	715	22,502
REA Group Ltd.	467	58,402
Reece Ltd.	3,515	61,009
Reliance Worldwide Corp. Ltd.	17,491	56,687

Renascor Resources Ltd.(1)(2)	831	61
Sandfire Resources Ltd.(1)	4,549	28,107
SEEK Ltd.	2,138	32,196
Seven Group Holdings Ltd.	2,932	76,852
Seven West Media Ltd.(1)	24,440	3,097
Sigma Healthcare Ltd.	47,079	39,462
Silver Mines Ltd.(1)	5,963	735
Sims Ltd.	5,619	39,847
SiteMinder Ltd.(1)	8,189	28,491
SmartGroup Corp. Ltd.	2,937	16,062
Solvar Ltd.	1,397	882
Sonic Healthcare Ltd.	5,569	90,647
Southern Cross Media Group Ltd.	4,555	2,153
SRG Global Ltd.	15,231	9,075
Steadfast Group Ltd.	7,209	26,584
Suncorp Group Ltd.	11,472	121,847
Super Retail Group Ltd.	6,759	59,282
Technology One Ltd.	4,079	48,585
Telix Pharmaceuticals Ltd.(1)	3,075	37,340
Telstra Group Ltd.	60,998	141,274
Temple & Webster Group Ltd.(1)	249	1,629
Transurban Group	23,278	194,536
Treasury Wine Estates Ltd.	13,332	100,785
Webjet Ltd.(1)	8,196	48,499
Wesfarmers Ltd.	7,861	341,020
Westpac Banking Corp.	31,382	544,963
WiseTech Global Ltd.	808	52,515
Woolworths Group Ltd.	10,080	212,582
Xero Ltd.(1)	1,050	95,334
		8,978,188
Austria — 0.3%
ANDRITZ AG	546	32,793
AT&S Austria Technologie & Systemtechnik AG	725	16,781
BAWAG Group AG(1)	493	32,613
CA Immobilien Anlagen AG	93	3,009
Erste Group Bank AG	1,878	92,285
Eurotelesites AG(1)	244	976
Immofinanz AG(1)	861	22,390
Oesterreichische Post AG	614	20,438
Porr AG	160	2,427
Raiffeisen Bank International AG	2,684	49,640
Semperit AG Holding	89	1,139
Telekom Austria AG(1)	1,025	9,643
Verbund AG	345	28,327
Vienna Insurance Group AG Wiener Versicherung Gruppe	435	13,965
Wienerberger AG	1,217	45,683
		372,109
Belgium — 0.9%
Ackermans & van Haaren NV	545	96,679
Ageas SA	2,587	129,059
AGFA-Gevaert NV(1)	2,215	2,912
Anheuser-Busch InBev SA, ADR	3,312	208,888
Argenx SE, ADR(1)	102	37,844
Barco NV	769	10,797
Bekaert SA	1,134	53,443

bpost SA	3,152	11,460
Cie d'Entreprises CFE	191	1,553
Colruyt Group NV	1,105	56,515
Deceuninck NV	384	1,073
D'ieteren Group	251	54,811
Elia Group SA	219	22,306
Fagron	1,920	39,436
Galapagos NV, ADR(1)(2)	1,018	28,321
Gimv NV	390	19,634
KBC Group NV	2,595	189,514
Kinepolis Group NV	441	17,932
Ontex Group NV(1)	112	1,107
Proximus SADP	2,578	20,324
Recticel SA	425	6,385
UCB SA	1,050	147,284
Umicore SA	2,284	45,237
VGP NV	255	29,451
		1,231,965
Canada — 10.2%
ADENTRA, Inc.	1,328	37,669
ADF Group, Inc.	1,700	21,603
Ag Growth International, Inc.	342	13,048
AGF Management Ltd., Class B	3,069	18,779
Agnico Eagle Mines Ltd.	5,355	365,198
Aimia, Inc.(1)(2)	986	2,040
Amerigo Resources Ltd.	3,612	4,585
Andlauer Healthcare Group, Inc.	404	11,116
Aritzia, Inc.(1)	2,844	71,050
Ascot Resources Ltd.(1)	2,728	1,561
Atrium Mortgage Investment Corp.	545	4,291
AutoCanada, Inc.(1)(2)	686	10,318
B2Gold Corp.	29,114	82,026
Ballard Power Systems, Inc.(1)(2)	2,445	7,534
Bank of Montreal	5,501	490,588
Bank of Nova Scotia	13,177	623,779
BCE, Inc.	545	18,642
Bird Construction, Inc.	3,381	53,731
Bitfarms Ltd.(1)	10,070	22,756
Bonterra Energy Corp.(1)	869	3,373
Boralex, Inc., A Shares	2,779	70,528
Boston Pizza Royalties Income Fund	228	2,640
Boyd Group Services, Inc.	337	56,414
Brookfield Asset Management Ltd., Class A	1,311	51,461
Brookfield Corp.	1,940	84,478
Brookfield Renewable Corp., Class A	1,092	34,428
BRP, Inc.	843	52,672
CAE, Inc.(1)	2,159	40,536
Calian Group Ltd.	20	809
Canaccord Genuity Group, Inc.(2)	772	5,251
Canada Goose Holdings, Inc.(1)	1,683	24,326
Canadian Imperial Bank of Commerce	12,208	605,317
Canadian National Railway Co.	2,340	297,876
Canadian Pacific Kansas City Ltd.	2,484	197,725
Canadian Tire Corp. Ltd., Class A	367	36,631
Canadian Western Bank	2,598	48,283

Canfor Corp.(1)	1,297	14,255
Cascades, Inc.	1,092	7,804
CCL Industries, Inc., Class B	1,436	74,015
Celestica, Inc.(1)	4,890	273,355
CGI, Inc.(1)	1,557	153,752
CI Financial Corp.	1,811	19,439
Cineplex, Inc.(1)	545	3,107
Cogeco Communications, Inc.	828	31,779
Colliers International Group, Inc.	328	36,779
Computer Modelling Group Ltd.	3,036	30,072
Constellation Software, Inc.	164	456,169
Corus Entertainment, Inc., B Shares	4,206	1,466
Definity Financial Corp.	1,379	43,739
Descartes Systems Group, Inc.(1)	826	76,276
Docebo, Inc.(1)	342	11,763
Dollarama, Inc.	1,918	181,534
Doman Building Materials Group Ltd.	4,022	21,188
Dorel Industries, Inc., Class B(1)	1,092	5,729
DREAM Unlimited Corp., Class A(2)	328	4,572
Dye & Durham Ltd.	352	3,171
Eldorado Gold Corp.(1)	5,259	85,042
Element Fleet Management Corp.	10,182	180,937
Empire Co. Ltd., Class A	3,933	93,178
Endeavour Silver Corp.(1)	6,600	26,294
Enghouse Systems Ltd.	486	9,749
EQB, Inc.	1,344	86,402
Fairfax Financial Holdings Ltd.	357	401,885
Finning International, Inc.	5,096	152,213
First National Financial Corp.	545	14,791
FirstService Corp.	164	24,078
Fission Uranium Corp.(1)	5,439	4,629
Fortuna Silver Mines, Inc.(1)	15,990	100,190
Gear Energy Ltd.	7,303	3,858
George Weston Ltd.	721	102,436
Gildan Activewear, Inc.	2,347	89,785
goeasy Ltd.	437	58,527
GoldMining, Inc.(1)	3,485	3,145
Great-West Lifeco, Inc.	4,445	133,322
Hammond Power Solutions, Inc.	544	44,372
Hudbay Minerals, Inc.	17,298	168,798
Hydro One Ltd.	5,933	170,901
iA Financial Corp., Inc.	3,246	211,343
IGM Financial, Inc.	664	17,738
InPlay Oil Corp.	1,143	1,937
Intact Financial Corp.	2,204	368,759
Interfor Corp.(1)	1,422	18,509
Journey Energy, Inc.(1)(2)	1,379	3,481
Kinross Gold Corp.	26,207	212,856
Labrador Iron Ore Royalty Corp.	1,096	24,285
Laurentian Bank of Canada	953	17,446
Lightspeed Commerce, Inc.(1)	966	14,005
Linamar Corp.	1,777	92,582
Loblaw Cos. Ltd.	1,811	210,339
Lumine Group, Inc.(1)	404	11,353
Lundin Mining Corp.	16,169	185,897

Magna International, Inc.	5,437	245,970
Manulife Financial Corp.	24,913	647,067
Martinrea International, Inc.	2,722	23,946
MCAN Mortgage Corp.	328	3,887
MDA Space Ltd.(1)	2,960	25,583
Medical Facilities Corp.	193	1,729
Metro, Inc.	2,229	118,781
Mullen Group Ltd.	2,958	28,236
National Bank of Canada(2)	5,140	439,311
Neo Performance Materials, Inc.	328	1,646
New Gold, Inc.(1)	19,450	42,526
North West Co., Inc.	1,998	55,193
Northern Dynasty Minerals Ltd.(1)(2)	5,439	1,636
Onex Corp.	1,669	118,316
Open Text Corp.	3,324	97,260
Osisko Gold Royalties Ltd.	2,223	37,318
Pan American Silver Corp.	11,001	242,225
Pason Systems, Inc.	4,597	55,618
Pizza Pizza Royalty Corp.	545	5,326
Polaris Renewable Energy, Inc.	506	5,123
Power Corp. of Canada	2,210	64,162
Primo Water Corp.	2,500	56,403
Quebecor, Inc., Class B	1,857	39,171
RB Global, Inc.	770	55,964
Real Matters, Inc.(1)	3,053	12,790
Restaurant Brands International, Inc.	2,202	150,995
Richelieu Hardware Ltd.	2,400	66,984
Rogers Communications, Inc., Class B	3,978	160,731
Royal Bank of Canada	7,330	801,220
Russel Metals, Inc.	2,690	72,177
Sandstorm Gold Ltd.	5,955	33,599
Shopify, Inc., Class A(1)	2,189	129,546
Silvercorp Metals, Inc.	9,300	37,120
Sleep Country Canada Holdings, Inc.	729	13,719
Softchoice Corp.(2)	545	7,234
Spin Master Corp., VTG Shares	770	16,418
Stantec, Inc.	1,350	108,955
Stella-Jones, Inc.	1,000	59,694
STEP Energy Services Ltd.(1)	225	703
StorageVault Canada, Inc.	3,713	12,286
Sun Life Financial, Inc.	4,208	210,902
Teck Resources Ltd., Class B	7,553	392,848
TELUS Corp.	2,784	45,775
TELUS Corp.(1)	106	1,743
TFI International, Inc.	1,188	157,191
Thomson Reuters Corp.	544	93,613
Tidewater Midstream & Infrastructure Ltd.	10,505	4,779
TMX Group Ltd.	1,374	36,877
Torex Gold Resources, Inc.(1)	4,800	75,542
Toromont Industries Ltd.	1,597	139,482
Toronto-Dominion Bank	9,154	511,783
Total Energy Services, Inc.	986	6,836
Transcontinental, Inc., Class A	4,170	41,885
Trisura Group Ltd.(1)	18	533
Valeura Energy, Inc.(1)	5,900	24,242

Wajax Corp.	1,092	21,088
West Fraser Timber Co. Ltd.	1,422	113,754
Western Forest Products, Inc.	9,156	3,325
Westshore Terminals Investment Corp.	328	5,554
Wheaton Precious Metals Corp.	1,580	86,538
Winpak Ltd.	1,128	36,101
WSP Global, Inc.	869	130,705
		14,505,752
China — 0.0%
Chow Tai Fook Jewellery Group Ltd.	7,200	9,277
Denmark — 3.1%
Alm Brand AS	7,930	15,795
Ambu AS, Class B(1)	1,212	23,270
Bavarian Nordic AS(1)	484	13,060
Carlsberg AS, B Shares	287	38,937
cBrain AS	131	5,891
Chemometec AS	378	20,132
Coloplast AS, B Shares	328	39,451
Danske Bank AS	7,614	234,067
Demant AS(1)	271	13,025
DSV AS	421	64,821
FLSmidth & Co. AS	635	36,573
Genmab AS, ADR(1)	2,893	81,583
GN Store Nord AS(1)	202	6,423
H Lundbeck AS	6,304	34,634
H Lundbeck AS, A Shares	615	3,011
Jyske Bank AS	1,347	111,142
Nilfisk Holding AS(1)	94	2,054
NKT AS(1)	1,484	128,861
Novo Nordisk AS, ADR	17,584	2,378,763
Novonesis (Novozymes) B, B Shares	3,834	228,666
Orsted AS(1)	857	52,566
Pandora AS	1,493	245,241
Ringkjoebing Landbobank AS	323	57,950
Rockwool AS, B Shares	205	86,252
Royal Unibrew AS(1)	548	45,041
Solar AS, B Shares	152	7,839
Spar Nord Bank AS	1,235	22,886
Sparekassen Sjaelland-Fyn AS	222	6,989
Sydbank AS	1,730	92,199
Topdanmark AS	1,247	53,182
Tryg AS	1,579	32,508
Vestas Wind Systems AS(1)	7,774	218,126
Zealand Pharma AS(1)	383	35,930
		4,436,868
Finland — 1.1%
Aktia Bank OYJ	1,725	17,710
Anora Group OYJ	153	774
Cargotec OYJ, B Shares	879	73,261
Citycon OYJ(1)	1,678	7,777
Elisa OYJ	1,120	52,187
Harvia OYJ	575	26,145
Huhtamaki OYJ	2,630	106,094
Kemira OYJ	3,584	84,477
Kesko OYJ, B Shares	5,090	92,593

Kojamo OYJ(1)	2,417	26,534
Kone OYJ, B Shares	1,868	95,304
Konecranes OYJ	642	36,946
Lassila & Tikanoja OYJ	218	2,117
Mandatum OYJ	2,324	10,444
Marimekko OYJ	636	11,067
Metso OYJ	6,388	78,121
Nokia OYJ, ADR	16,435	64,096
Nokian Renkaat OYJ	4,753	43,685
Nordea Bank Abp	18,156	223,272
Orion OYJ, Class B	176	7,168
Puuilo OYJ	2,460	28,234
QT Group OYJ(1)	235	20,737
Raisio OYJ, V Shares	435	920
Sampo OYJ, A Shares	2,324	99,478
Sanoma OYJ	321	2,621
Stora Enso OYJ, R Shares	7,860	115,144
Taaleri PLC	204	1,902
TietoEVRY OYJ	147	2,970
Tokmanni Group Corp.	1,804	26,678
UPM-Kymmene OYJ	4,235	161,892
Valmet OYJ(2)	487	13,107
Wartsila OYJ Abp	1,729	36,252
YIT OYJ(2)	3,246	8,473
		1,578,180
France — 9.7%
Aeroports de Paris SA	554	79,386
Airbus SE	3,294	560,315
Alstom SA(2)	1,255	24,703
Alten SA	331	42,651
Amundi SA(1)	1,284	99,078
Antin Infrastructure Partners SA	4	56
Aperam SA	756	21,806
Arkema SA	1,400	143,466
Atos SE(1)(2)	1,487	2,723
Aubay	40	1,954
AXA SA	17,023	614,640
Ayvens SA	3,532	26,534
Beneteau SACA	659	9,645
Bigben Interactive(1)	79	256
BioMerieux	794	84,315
BNP Paribas SA	6,900	509,335
Bollore SE	6,669	44,917
Bureau Veritas SA	3,734	112,458
Capgemini SE	473	95,831
Carrefour SA	10,235	166,907
Cie de Saint-Gobain SA	10,983	969,703
Cie des Alpes	664	11,582
Cie Generale des Etablissements Michelin SCA	16,366	663,724
Coface SA	2,685	41,345
Credit Agricole SA	8,207	133,535
Danone SA	1,507	97,186
Dassault Systemes SE	1,781	72,383
DBV Technologies SA(1)	421	522
Derichebourg SA	1,583	9,024

Edenred SE	927	43,255
Elis SA	722	18,356
Engie SA	7,326	124,114
Equasens	32	2,149
EssilorLuxottica SA	565	126,703
Eurazeo SE	876	73,944
Euroapi SA(1)	537	2,114
Eurofins Scientific SE(2)	919	55,473
Euronext NV	376	37,023
Eutelsat Communications SACA(1)(2)	4,930	24,949
Exail Technologies SA(1)	43	1,038
Forvia SE(1)	1,487	24,412
Genfit SA(1)	1,544	7,930
Getlink SE	7,519	132,504
Groupe LDLC	42	758
Guerbet	48	1,901
Hermes International SCA	177	420,131
ID Logistics Group SACA(1)	41	18,072
Ipsen SA	1,363	178,806
IPSOS SA	296	21,591
Jacquet Metals SACA	93	1,765
JCDecaux SE(1)	1,737	41,184
Kaufman & Broad SA	570	20,596
Kering SA	657	227,135
Legrand SA	1,400	152,016
LISI SA	451	12,970
L'Oreal SA	739	364,770
LVMH Moet Hennessy Louis Vuitton SE	1,465	1,171,624
Maisons du Monde SA	674	3,870
Manitou BF SA(1)	90	2,710
Mersen SA	487	20,383
Metropole Television SA	501	7,630
Nacon SA(1)	13	18
Neoen SA	1,349	45,961
Nexans SA	603	73,389
Nexity SA(1)(2)	995	13,555
Opmobility	1,726	20,515
Orange SA, ADR	37,254	437,734
Pernod Ricard SA	1,145	171,467
Prodways Group SA(1)	6	5
Publicis Groupe SA	1,083	121,648
Remy Cointreau SA	183	17,135
Renault SA	5,629	330,648
ReWorld Media SA(1)	137	441
Rexel SA	5,603	170,274
Safran SA	3,728	873,117
Sanofi SA, ADR	9,676	474,414
Sartorius Stedim Biotech	117	23,307
Schneider Electric SE	946	236,008
SCOR SE	1,732	50,059
SEB SA	384	47,599
SES SA	13,424	76,767
SMCP SA(1)	1,130	3,197
Societe BIC SA(1)	636	47,589
Societe Generale SA	13,530	405,262

SOITEC(1)	813	99,715
Solutions 30 SE(1)(2)	5,585	12,534
Sopra Steria Group	92	21,866
SPIE SA	1,830	75,701
STMicroelectronics NV, NY Shares	15,611	655,194
Teleperformance SE	362	41,410
Television Francaise 1 SA	1,025	10,094
Thales SA	1,520	276,049
Trigano SA	326	49,865
Ubisoft Entertainment SA(1)	3,086	75,470
Valeo SE	6,641	82,138
Vinci SA	4,764	594,509
Virbac SACA	4	1,561
Vivendi SE	9,479	104,383
VusionGroup(1)(2)	229	36,573
Worldline SA(1)	417	5,574
		13,764,601
Germany — 7.1%
1&1 AG	417	7,943
Adesso SE	6	645
adidas AG	1,186	300,379
ADLER Group SA(1)	687	136
Allianz SE	1,706	499,410
Amadeus Fire AG	75	9,054
Aroundtown SA(1)	6,324	14,919
Atoss Software SE	122	31,085
Aurubis AG	475	40,413
Auto1 Group SE(1)	510	3,886
BASF SE	6,478	342,858
Bayer AG	4,189	128,875
Bayerische Motoren Werke AG	2,846	290,299
Bayerische Motoren Werke AG, Preference Shares	431	41,667
BayWa AG	79	1,944
Bechtle AG(1)	1,553	75,802
Beiersdorf AG	511	80,113
Bertrandt AG	36	1,443
Bijou Brigitte AG	198	9,177
Bilfinger SE	830	45,509
Borussia Dortmund GmbH & Co. KGaA(1)	2,465	11,011
Brenntag SE	1,734	124,910
CANCOM SE	544	18,276
Carl Zeiss Meditec AG, Bearer Shares	279	25,809
Ceconomy AG(1)	2,271	7,711
Cewe Stiftung & Co. KGaA	234	27,315
Cliq Digital AG	157	1,451
Commerzbank AG	13,412	227,727
CompuGroup Medical SE & Co. KGaA	190	5,726
Continental AG	1,972	134,401
Covestro AG(1)	3,613	194,665
CTS Eventim AG & Co. KGaA	668	57,950
Daimler Truck Holding AG	7,647	327,186
Datagroup SE	20	1,135
Delivery Hero SE(1)	521	15,959
Dermapharm Holding SE	294	11,738
Deutsche Bank AG	18,346	306,011

Deutsche Boerse AG	1,072	213,624
Deutsche Pfandbriefbank AG(1)(2)	3,232	20,189
Deutsche Telekom AG	17,596	427,834
Deutz AG	1,858	10,641
DHL Group	6,784	285,609
Dr Ing hc F Porsche AG, Preference Shares	616	51,171
Duerr AG	440	11,303
Eckert & Ziegler SE	500	25,034
ElringKlinger AG	385	2,505
Encavis AG(1)	2,811	51,546
Energiekontor AG	135	10,600
Evonik Industries AG	2,270	50,005
Fielmann Group AG	703	33,495
flatexDEGIRO AG(1)	1,096	16,826
Fraport AG Frankfurt Airport Services Worldwide(1)	435	25,236
Freenet AG	1,075	28,036
Fresenius Medical Care AG, ADR	2,751	58,514
Fresenius SE & Co. KGaA(1)	3,024	96,485
GEA Group AG	2,430	101,729
Gerresheimer AG	378	43,300
Grand City Properties SA(1)	865	10,597
Grenke AG	342	8,066
Hamburger Hafen und Logistik AG(1)	486	8,482
Hannover Rueck SE	750	186,456
HelloFresh SE(1)	4,330	26,011
Henkel AG & Co. KGaA	382	30,610
Henkel AG & Co. KGaA, Preference Shares	644	58,302
Hensoldt AG	1,068	43,543
HOCHTIEF AG	223	24,340
Hornbach Holding AG & Co. KGaA	137	11,550
HUGO BOSS AG	1,394	73,789
Infineon Technologies AG	10,418	421,496
Instone Real Estate Group SE	807	8,133
JOST Werke SE	330	16,606
Jungheinrich AG, Preference Shares	943	36,850
KION Group AG	1,066	50,431
Knorr-Bremse AG	1,135	87,410
Koenig & Bauer AG(1)	124	1,867
Kontron AG	994	23,608
Krones AG(1)	259	35,575
Lanxess AG	1,119	30,318
LEG Immobilien SE	460	40,910
Mercedes-Benz Group AG	4,360	316,437
Merck KGaA	224	40,712
METRO AG	3,326	17,751
MTU Aero Engines AG	522	130,394
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	784	390,979
Mutares SE & Co. KGaA	403	18,419
Nagarro SE(1)	87	7,653
Nemetschek SE	464	42,639
New Work SE(1)	40	2,603
Norma Group SE	945	18,793
Patrizia SE(1)	269	2,349
Pfeiffer Vacuum Technology AG(1)	43	7,466
Porsche Automobil Holding SE, Preference Shares	1,023	56,448

ProSiebenSat.1 Media SE	2,945	24,480
Puma SE	1,313	68,187
PVA TePla AG(1)	241	4,901
Qiagen NV(1)	931	40,275
Rational AG	82	69,976
Rheinmetall AG	760	438,079
SAF-Holland SE(1)	1,857	35,700
SAP SE, ADR	2,658	484,925
Sartorius AG, Preference Shares	133	35,254
Schaeffler AG, Preference Shares	2,657	17,185
Scout24 SE	429	32,271
Secunet Security Networks AG	12	1,871
SGL Carbon SE(1)	1,508	11,626
Siemens AG	1,207	232,638
Siemens Energy AG(1)	5,531	150,616
Siemens Healthineers AG	882	51,468
Siltronic AG	519	42,284
Sixt SE(1)	317	26,108
Sixt SE, Preference Shares(1)	579	37,318
SMA Solar Technology AG	387	20,485
Stabilus SE	402	25,074
Stroeer SE & Co. KGaA	529	37,739
SUESS MicroTec SE	222	13,290
Symrise AG	392	46,825
TAG Immobilien AG(1)	6,357	99,324
Talanx AG	1,275	101,702
TeamViewer SE(1)	2,505	31,757
thyssenkrupp AG	10,608	52,576
United Internet AG	1,785	42,311
Verbio SE	271	6,676
Volkswagen AG	172	24,663
Volkswagen AG, Preference Shares	1,162	146,018
Vonovia SE	6,939	218,132
Wacker Chemie AG	164	18,309
Wacker Neuson SE	804	14,641
Wuestenrot & Wuerttembergische AG	704	10,504
Zalando SE(1)	2,740	72,772
		10,063,773
Hong Kong — 1.6%
AIA Group Ltd.	55,200	428,749
ASMPT Ltd.	10,800	129,158
Bank of East Asia Ltd.	39,800	52,575
BOC Hong Kong Holdings Ltd.	42,000	132,023
Budweiser Brewing Co. APAC Ltd.	2,100	2,666
Cafe de Coral Holdings Ltd.	18,000	18,967
Chow Sang Sang Holdings International Ltd.	7,000	7,327
CITIC Telecom International Holdings Ltd.	3,000	985
CK Asset Holdings Ltd.	6,000	23,765
CK Hutchison Holdings Ltd.	27,000	131,843
Comba Telecom Systems Holdings Ltd.(2)	56,000	4,083
Cowell e Holdings, Inc.(1)(2)	8,000	21,811
EC Healthcare	3,000	585
ESR Group Ltd.	15,200	21,442
Futu Holdings Ltd., ADR(1)	486	36,518
Giordano International Ltd.	58,000	14,484

Hang Lung Group Ltd.	31,000	34,460
Hang Lung Properties Ltd.	44,000	40,076
Hang Seng Bank Ltd.	3,900	54,340
HKBN Ltd.	3,500	1,158
HKT Trust & HKT Ltd.	75,000	87,405
Hong Kong Exchanges & Clearing Ltd.	3,600	121,774
Hong Kong Resources Holdings Co. Ltd.(1)	205	16
Hongkong Land Holdings Ltd.	12,600	42,832
Hysan Development Co. Ltd.	30,000	46,515
Johnson Electric Holdings Ltd.	10,000	15,312
JS Global Lifestyle Co. Ltd.	54,000	10,414
K Wah International Holdings Ltd.	7,000	1,660
Kerry Properties Ltd.	16,500	29,839
Luk Fook Holdings International Ltd.	5,000	12,275
Man Wah Holdings Ltd.	42,400	35,293
Modern Dental Group Ltd.	15,000	8,774
MTR Corp. Ltd.	14,000	47,573
New World Development Co. Ltd.(2)	44,000	47,792
Oriental Watch Holdings	8,000	3,496
PC Partner Group Ltd.	2,000	823
Perfect Medical Health Management Ltd.	1,000	300
Sino Land Co. Ltd.	13,988	14,887
Stella International Holdings Ltd.	28,000	53,034
Sun Hung Kai Properties Ltd.	15,000	144,938
Swire Properties Ltd.	15,000	27,589
Tam Jai International Co. Ltd.	2,000	292
Techtronic Industries Co. Ltd.	22,000	270,639
Television Broadcasts Ltd.(1)	6,900	3,138
Texhong International Group Ltd.(1)	3,500	1,974
Theme International Holdings Ltd.	30,000	2,230
Vitasoy International Holdings Ltd.	8,000	6,829
VTech Holdings Ltd.	4,900	35,136
Wharf Real Estate Investment Co. Ltd.	8,000	23,277
Yue Yuen Industrial Holdings Ltd.	32,000	59,164
Zensun Enterprises Ltd.(1)	3,000	127
		2,312,362
Ireland — 0.7%
AIB Group PLC	25,667	146,063
Bank of Ireland Group PLC	19,603	225,298
Cairn Homes PLC	21,615	39,337
Dalata Hotel Group PLC	9,874	45,236
Glanbia PLC	1,357	27,889
Glenveagh Properties PLC(1)	17,295	26,006
ICON PLC(1)	102	33,132
Kerry Group PLC, A Shares	651	55,154
Kingspan Group PLC	1,693	163,100
Origin Enterprises PLC	4,387	14,672
Smurfit Kappa Group PLC	4,081	199,043
Uniphar PLC	4,079	11,546
		986,476
Israel — 0.9%
AFI Properties Ltd.(1)	23	1,001
Africa Israel Residences Ltd.	78	4,624
Airport City Ltd.(1)	1,002	14,951
Alony Hetz Properties & Investments Ltd.	2,933	19,562

Amos Luzon Development & Energy Group Ltd.(1)	3,041	1,591
Amot Investments Ltd.	1,877	7,343
Argo Properties NV(1)	43	942
Azorim-Investment Development & Construction Co. Ltd.(1)	1,038	4,441
Azrieli Group Ltd.	362	21,927
Bank Hapoalim BM	11,490	105,698
Bank Leumi Le-Israel BM	11,801	98,184
Big Shopping Centers Ltd.(1)	204	19,993
Blue Square Real Estate Ltd.	108	7,790
Camtek Ltd.	461	51,097
Ceragon Networks Ltd.(1)	1,293	3,401
Check Point Software Technologies Ltd.(1)	590	88,795
CyberArk Software Ltd.(1)	79	18,111
Danel Adir Yeoshua Ltd.(1)	308	28,312
Danya Cebus Ltd.	430	8,629
Delta Galil Ltd.	132	5,932
Electra Consumer Products 1970 Ltd.(1)	87	1,860
Energix-Renewable Energies Ltd.	5,868	24,368
Formula Systems 1985 Ltd.	51	3,947
Fox Wizel Ltd.	125	9,547
G City Ltd.(1)	929	2,314
Gilat Satellite Networks Ltd.(1)	345	1,906
Global-e Online Ltd.(1)	632	19,731
Hilan Ltd.	156	8,813
Innoviz Technologies Ltd.(1)	164	172
Isracard Ltd.	7,039	24,445
Israel Discount Bank Ltd., A Shares	16,566	85,202
Israel Land Development Co. Ltd.(1)	606	5,129
Isras Investment Co. Ltd.	36	7,062
Ituran Location & Control Ltd.	218	6,036
Magic Software Enterprises Ltd.	443	4,719
Matrix IT Ltd.	287	5,708
Mega Or Holdings Ltd.	226	5,449
Melisron Ltd.	399	26,356
Mivne Real Estate KD Ltd.	5,087	11,847
Mizrahi Tefahot Bank Ltd.	1,590	58,064
Nano Dimension Ltd., ADR(1)	5,505	14,974
Neto Malinda Trading Ltd.(1)	79	1,207
Nice Ltd., ADR(1)	184	33,777
Norstar Holdings, Inc.(1)	181	379
Nova Ltd.(1)	306	67,300
Oddity Tech Ltd., Class A(1)	572	20,540
OY Nofar Energy Ltd.(1)	47	1,155
Perion Network Ltd.(1)	708	8,925
Prashkovsky Investments & Construction Ltd.	87	1,934
Retailors Ltd.	802	16,491
Sapiens International Corp. NV	577	19,435
Shufersal Ltd.	6,433	42,551
Strauss Group Ltd.	417	6,898
Summit Real Estate Holdings Ltd.	467	5,449
Tamar Petroleum Ltd.	637	3,714
Tel Aviv Stock Exchange Ltd.	1,537	10,579
Teva Pharmaceutical Industries Ltd., ADR(1)	5,701	96,518
Wix.com Ltd.(1)	160	25,776

YH Dimri Construction & Development Ltd.	124	9,567
ZIM Integrated Shipping Services Ltd.(1)	3,064	69,063
		1,281,231
Italy — 2.7%
A2A SpA	49,035	103,291
ACEA SpA	2,155	40,800
Amplifon SpA	638	23,582
Arnoldo Mondadori Editore SpA	2,435	6,220
Assicurazioni Generali SpA	4,323	111,268
Azimut Holding SpA	2,299	61,238
Banca Generali SpA	1,392	58,465
Banca IFIS SpA	532	11,715
Banca Mediolanum SpA	3,327	38,304
Banca Popolare di Sondrio SpA	4,954	38,834
Banco BPM SpA	19,306	139,292
BFF Bank SpA	4,397	43,870
BPER Banca SpA	23,578	126,890
Brembo NV(2)	637	7,400
Brunello Cucinelli SpA	649	65,553
Cairo Communication SpA	755	1,708
Credito Emiliano SpA	1,859	19,442
Davide Campari-Milano NV	963	9,647
De' Longhi SpA	1,634	57,507
DiaSorin SpA(2)	36	3,885
Digital Bros SpA(1)(2)	176	1,960
doValue SpA(1)(2)	724	1,915
Enav SpA	1,599	6,574
Enel SpA	20,117	146,064
Esprinet SpA(1)	42	226
Ferrari NV	607	250,134
Fila SpA	2,165	21,879
Fincantieri SpA(1)(2)	39,505	25,338
FinecoBank Banca Fineco SpA	5,058	82,033
Geox SpA(1)	1,302	899
Infrastrutture Wireless Italiane SpA	405	4,440
Innovatec SpA(1)	639	745
Interpump Group SpA	219	10,329
Intesa Sanpaolo SpA	74,345	292,862
Iveco Group NV	6,291	75,435
Juventus Football Club SpA(1)(2)	5,421	11,382
Leonardo SpA(1)	4,122	106,026
Maire SpA	3,564	29,383
Mediobanca Banca di Credito Finanziario SpA	3,461	54,779
MFE-MediaForEurope NV, Class A	3,482	11,957
MFE-MediaForEurope NV, Class B(2)	818	3,724
Moncler SpA	1,296	86,481
Nexi SpA(1)	374	2,490
Orsero SpA	212	3,002
OVS SpA	7,871	23,402
Piaggio & C SpA	2,549	7,892
Poste Italiane SpA	8,564	117,644
Prysmian SpA	2,717	178,696
RAI Way SpA	2,397	13,584
Recordati Industria Chimica e Farmaceutica SpA	344	18,157
Safilo Group SpA(1)	524	667

Salcef Group SpA	245	6,810
Salvatore Ferragamo SpA	1,255	12,790
Sanlorenzo SpA	136	6,273
Sesa SpA	135	15,652
Stellantis NV	13,995	310,074
Technogym SpA	2,558	25,929
Terna - Rete Elettrica Nazionale	19,323	162,632
UniCredit SpA	17,527	697,796
Unieuro SpA(2)	212	2,223
Unipol Gruppo SpA	3,418	35,237
Webuild SpA	11,244	25,808
Wiit SpA	95	1,858
		3,862,092
Japan — 20.9%
77 Bank Ltd.	1,000	29,936
A&D HOLON Holdings Co. Ltd.	1,200	22,382
Adastria Co. Ltd.	700	16,166
ADEKA Corp.	1,800	38,695
Advantest Corp.	4,000	133,155
Aeon Co. Ltd.	8,500	183,337
Aeon Delight Co. Ltd.	200	5,220
Aeon Mall Co. Ltd.	3,100	37,291
Aica Kogyo Co. Ltd.	1,000	22,005
Ain Holdings, Inc.	200	7,454
Air Water, Inc.	4,300	62,908
Aisan Industry Co. Ltd.	3,000	26,115
Ajinomoto Co., Inc.	3,300	117,984
Akatsuki, Inc.	100	1,310
Akebono Brake Industry Co. Ltd.(1)	3,000	2,737
Alfresa Holdings Corp.	5,200	73,231
Alpen Co. Ltd.	100	1,281
Alps Alpine Co. Ltd.	3,200	30,180
Altech Corp.	700	11,395
Amano Corp.	500	12,020
Amvis Holdings, Inc.	500	6,327
AOKI Holdings, Inc.	600	4,848
Aoyama Trading Co. Ltd.	2,900	28,650
Aozora Bank Ltd.(2)	3,000	45,256
Arata Corp.	1,000	20,500
ARCLANDS Corp.	2,800	34,236
Arcs Co. Ltd.	1,700	32,087
ARE Holdings, Inc.	1,800	23,573
Argo Graphics, Inc.	300	8,006
Arisawa Manufacturing Co. Ltd.	300	2,969
As One Corp.	600	9,542
Asahi Co. Ltd.	200	1,814
Asahi Group Holdings Ltd.	300	11,006
Asahi Intecc Co. Ltd.	400	5,780
Asahi Kasei Corp.	14,700	95,800
Asahi Yukizai Corp.	200	6,123
Asics Corp.	3,000	166,654
ASKA Pharmaceutical Holdings Co. Ltd.	100	1,500
ASKUL Corp.	1,100	15,604
Astellas Pharma, Inc.	6,300	61,851
Atrae, Inc.(1)	100	434

Aucnet, Inc.	100	1,499
Autobacs Seven Co. Ltd.	3,000	29,357
Avant Group Corp.	400	3,382
Avex, Inc.	200	1,527
Axial Retailing, Inc.	800	5,109
Azbil Corp.	100	2,774
Bandai Namco Holdings, Inc.	3,600	65,674
Bando Chemical Industries Ltd.	500	5,813
Bank of Nagoya Ltd.	100	4,834
Bank of the Ryukyus Ltd.	600	4,888
Base Co. Ltd.	100	1,869
BayCurrent Consulting, Inc.	1,200	24,453
Belc Co. Ltd.	100	4,683
Bell System24 Holdings, Inc.	2,000	20,441
Bic Camera, Inc.	200	1,998
BIPROGY, Inc.	900	23,838
BML, Inc.	400	7,137
Bridgestone Corp.	5,900	258,606
Brother Industries Ltd.	3,400	65,438
Bunka Shutter Co. Ltd.	3,000	34,685
Canon Marketing Japan, Inc.	300	8,487
Canon, Inc., ADR(2)	5,587	161,688
Capcom Co. Ltd.	6,000	111,034
Cawachi Ltd.	100	1,849
Celsys, Inc.	300	1,592
Central Automotive Products Ltd.	700	22,200
Chiba Bank Ltd.	4,800	45,876
Chiba Kogyo Bank Ltd.	4,000	26,181
Chori Co. Ltd.	700	15,829
Chubu Steel Plate Co. Ltd.	600	10,428
Chugai Pharmaceutical Co. Ltd.	4,600	139,958
Chugin Financial Group, Inc.	3,200	34,595
Citizen Watch Co. Ltd.	7,400	48,064
Coca-Cola Bottlers Japan Holdings, Inc.	3,000	34,963
COLOPL, Inc.	200	728
Computer Engineering & Consulting Ltd.	200	2,211
Comture Corp.	100	1,144
Cosmos Pharmaceutical Corp.	300	24,184
Create SD Holdings Co. Ltd.	600	12,870
Credit Saison Co. Ltd.	3,800	82,381
Creek & River Co. Ltd.	100	1,075
Cross Cat Co. Ltd.	100	819
CyberAgent, Inc.	900	5,425
Cybozu, Inc.	600	6,621
Dai Nippon Printing Co. Ltd.	3,000	93,440
Daiei Kankyo Co. Ltd.	1,300	20,637
Daifuku Co. Ltd.	900	15,775
Daihen Corp.	100	5,321
Daiichi Jitsugyo Co. Ltd.	300	4,522
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	100	547
Dai-ichi Life Holdings, Inc.	9,100	244,844
Daiichi Sankyo Co. Ltd.	11,600	409,469
Daiichikosho Co. Ltd.	1,100	11,514
Daikin Industries Ltd.	400	58,452
Daiseki Co. Ltd.	1,000	20,598

Daishi Hokuetsu Financial Group, Inc.	1,400	44,924
Daishinku Corp.	3,000	13,281
Daito Trust Construction Co. Ltd.	600	63,369
Daitron Co. Ltd.	100	2,005
Daiwa House Industry Co. Ltd.	6,100	162,301
Daiwa Securities Group, Inc.	14,100	110,825
Daiwabo Holdings Co. Ltd.	3,000	53,074
DCM Holdings Co. Ltd.	3,000	29,181
Dear Life Co. Ltd.	1,700	9,371
DeNA Co. Ltd.	100	937
Denso Corp.	11,700	190,131
Dentsu Group, Inc.	200	5,294
Dentsu Soken, Inc.	200	6,555
Dexerials Corp.	3,000	126,321
Digital Arts, Inc.	100	2,248
Digital Hearts Holdings Co. Ltd.	100	620
Digital Holdings, Inc.	100	659
Digital Information Technologies Corp.	100	1,078
Dip Corp.	400	6,647
Direct Marketing MiX, Inc.	200	310
Disco Corp.	600	236,015
Doshisha Co. Ltd.	100	1,418
Double Standard, Inc.	100	1,069
Drecom Co. Ltd.(1)	400	1,837
DTS Corp.	300	7,980
Duskin Co. Ltd.	300	6,961
Eagle Industry Co. Ltd.	1,000	12,016
Ebara Corp.	3,000	219,398
EDION Corp.	3,000	30,036
E-Guardian, Inc.	100	1,188
Eiken Chemical Co. Ltd.	600	7,998
Eisai Co. Ltd.	1,100	47,222
Eizo Corp.	200	6,366
Elan Corp.	200	1,082
Elecom Co. Ltd.	1,100	10,854
Elematec Corp.	200	2,566
en Japan, Inc.	300	5,122
Envipro Holdings, Inc.	100	328
ESPEC Corp.	700	14,572
Exedy Corp.	1,100	18,074
F&M Co. Ltd.	100	961
FANUC Corp.	1,000	27,992
Fast Retailing Co. Ltd.	1,100	282,510
FCC Co. Ltd.	3,000	42,880
Ferrotec Holdings Corp.	1,200	20,515
FIDEA Holdings Co. Ltd.	100	1,061
First Bank of Toyama Ltd.	300	2,267
Fixstars Corp.	100	1,179
FP Corp.	1,100	17,089
Fuji Co. Ltd.	1,600	19,724
Fuji Corp. /Aichi	1,400	22,659
Fuji Electric Co. Ltd.	3,000	178,970
Fuji Oil Co. Ltd.	400	1,329
Fuji Seal International, Inc.	500	7,681
Fuji Soft, Inc.	400	16,532

Fujibo Holdings, Inc.	100	2,940
FUJIFILM Holdings Corp.	3,600	82,209
Fujikura Ltd.	7,400	152,702
Fujitsu Ltd.	14,000	202,734
Fukui Computer Holdings, Inc.	200	2,835
Fukuoka Financial Group, Inc.	3,100	90,700
Fukuyama Transporting Co. Ltd.	200	4,808
FULLCAST Holdings Co. Ltd.	300	2,768
Funai Soken Holdings, Inc.	200	2,798
Furukawa Battery Co. Ltd.	100	777
Furukawa Electric Co. Ltd.	2,800	75,515
Furuno Electric Co. Ltd.	100	1,308
Futaba Industrial Co. Ltd.	3,100	17,821
Future Corp.	400	3,855
Fuyo General Lease Co. Ltd.	400	31,728
G-7 Holdings, Inc.	300	3,027
Gakken Holdings Co. Ltd.	600	3,753
Gakujo Co. Ltd.	100	1,125
Genki Sushi Co. Ltd.	800	15,803
Genky DrugStores Co. Ltd.	100	3,613
Geo Holdings Corp.	800	8,845
Gift Holdings, Inc.	200	3,707
Glory Ltd.	2,800	48,900
GMO internet group, Inc.	200	3,164
GMO Payment Gateway, Inc.	100	4,318
GOLDWIN, Inc.	400	20,907
Golf Digest Online, Inc.	100	337
GS Yuasa Corp.	1,300	27,624
G-Tekt Corp.	1,000	12,497
GungHo Online Entertainment, Inc.	3,000	50,484
Gunma Bank Ltd.	8,900	61,331
Gunze Ltd.	200	6,834
H.U. Group Holdings, Inc.	3,000	47,937
H2O Retailing Corp.	3,000	47,609
Hachijuni Bank Ltd.	5,100	35,368
Hakuhodo DY Holdings, Inc.	1,200	9,939
Hamakyorex Co. Ltd.	300	7,732
Hamamatsu Photonics KK	1,000	29,569
Hankyu Hanshin Holdings, Inc.	3,100	81,357
Hanwa Co. Ltd.	700	29,719
Happinet Corp.	300	6,767
Hard Off Corp. Co. Ltd.	100	1,298
Haseko Corp.	5,000	56,519
Heiwa Real Estate Co. Ltd.	500	12,072
Heiwado Co. Ltd.	700	10,573
Hikari Tsushin, Inc.	300	49,242
Hirose Electric Co. Ltd.	600	66,934
Hitachi Construction Machinery Co. Ltd.	3,000	81,746
Hitachi Zosen Corp.	4,400	31,150
Hogy Medical Co. Ltd.	100	2,513
Hokko Chemical Industry Co. Ltd.	100	981
Hokuetsu Industries Co. Ltd.	1,200	16,969
Honda Motor Co. Ltd., ADR	13,245	449,270
Honeys Holdings Co. Ltd.	100	1,057
Hoosiers Holdings Co. Ltd.	200	1,395

Horiba Ltd.	1,000	79,057
Hosiden Corp.	1,000	12,765
Hotland Co. Ltd.	100	1,713
Hoya Corp.	1,400	170,426
HS Holdings Co. Ltd.	3,000	18,064
Hulic Co. Ltd.	6,600	61,138
Hyakujushi Bank Ltd.	300	6,611
Ibiden Co. Ltd.	2,800	113,222
Ichigo, Inc.	5,000	12,607
Idec Corp.	500	8,812
IDOM, Inc.	3,000	25,618
Iida Group Holdings Co. Ltd.	3,000	40,945
I'll, Inc.	100	1,677
Imagica Group, Inc.	400	1,363
i-mobile Co. Ltd.	300	907
Inaba Denki Sangyo Co. Ltd.	1,200	29,627
Inabata & Co. Ltd.	300	6,395
Ines Corp.	200	2,159
Infocom Corp.	1,300	40,269
INFRONEER Holdings, Inc.	4,900	42,439
Insource Co. Ltd.	400	2,476
Intage Holdings, Inc.	200	1,805
Internet Initiative Japan, Inc.	3,700	52,127
Inui Global Logistics Co. Ltd.(2)	200	1,381
Iriso Electronics Co. Ltd.	300	5,783
I'rom Group Co. Ltd.	100	1,778
Isetan Mitsukoshi Holdings Ltd.	5,800	120,660
Isuzu Motors Ltd.	10,000	134,019
ITmedia, Inc.	100	1,162
Itoki Corp.	3,400	33,333
IwaiCosmo Holdings, Inc.	100	1,423
Iwaki Co. Ltd.	100	1,630
Iyogin Holdings, Inc.	5,600	52,822
Izumi Co. Ltd.	900	19,319
J Front Retailing Co. Ltd.	5,400	52,473
JAC Recruitment Co. Ltd.	800	3,404
Jaccs Co. Ltd.	700	21,681
Japan Aviation Electronics Industry Ltd.	3,000	46,710
Japan Exchange Group, Inc.	5,500	129,277
Japan Lifeline Co. Ltd.	3,800	27,601
Japan Material Co. Ltd.	200	2,482
Japan Post Bank Co. Ltd.	6,200	61,416
Japan Post Holdings Co. Ltd.	8,300	80,149
Japan Post Insurance Co. Ltd.	3,700	71,304
Japan Wool Textile Co. Ltd.	600	5,167
JBCC Holdings, Inc.	100	2,005
Jeol Ltd.	800	34,470
JINUSHI Co. Ltd.	100	1,490
J-Lease Co. Ltd.	200	1,506
JM Holdings Co. Ltd.	100	1,904
Joshin Denki Co. Ltd.	100	1,681
Joyful Honda Co. Ltd.	300	4,053
JSB Co. Ltd.	200	3,537
JTEKT Corp.	5,500	39,997
Justsystems Corp.	700	12,409

JVCKenwood Corp.	9,100	50,266
Kaga Electronics Co. Ltd.	500	18,268
Kakaku.com, Inc.	2,300	27,844
Kamigumi Co. Ltd.	900	18,291
Kanamoto Co. Ltd.	1,000	16,815
Kanematsu Corp.	3,000	51,470
Kao Corp.	3,000	131,402
Katitas Co. Ltd.	700	7,122
Kato Sangyo Co. Ltd.	600	15,844
KDDI Corp.	10,900	300,347
Keihanshin Building Co. Ltd.	300	2,962
Keiyo Bank Ltd.	4,000	22,463
Keyence Corp.	200	90,152
KH Neochem Co. Ltd.	3,000	43,181
Kibun Foods, Inc.	100	755
Kirin Holdings Co. Ltd.	6,300	87,003
Kiyo Bank Ltd.	900	10,874
Koa Corp.	200	1,885
Kohnan Shoji Co. Ltd.	700	18,709
Koito Manufacturing Co. Ltd.	1,500	21,273
Kojima Co. Ltd.	200	1,115
Kokuyo Co. Ltd.	3,000	51,628
Komatsu Ltd.	5,800	170,468
KOMEDA Holdings Co. Ltd.	200	3,366
Komeri Co. Ltd.	400	9,513
Konica Minolta, Inc.	12,600	37,842
Konoike Transport Co. Ltd.	600	8,621
KPP Group Holdings Co. Ltd.	3,000	15,774
K's Holdings Corp.	3,400	31,533
Kubota Corp.	3,300	46,707
Kurita Water Industries Ltd.	2,300	98,628
Kusuri No. Aoki Holdings Co. Ltd.	1,200	24,373
KYB Corp.	700	24,298
Kyocera Corp.	4,800	54,412
Kyowa Kirin Co. Ltd.	500	8,454
Kyushu Financial Group, Inc.	9,400	62,724
Kyushu Railway Co.	400	8,791
Lasertec Corp.	400	102,846
Leopalace21 Corp.	5,600	18,736
Link & Motivation, Inc.	100	277
Lintec Corp.	300	6,199
Lion Corp.	3,300	26,543
Lixil Corp.	3,500	38,408
LY Corp.	3,200	7,605
M3, Inc.	1,000	9,697
Mabuchi Motor Co. Ltd.	200	3,097
Macbee Planet, Inc.	400	9,372
Macnica Holdings, Inc.	1,200	49,358
Makita Corp.	4,700	138,587
Management Solutions Co. Ltd.	100	1,123
Mani, Inc.	1,000	11,895
MarkLines Co. Ltd.	100	2,001
Marubeni Corp.	19,800	387,794
Marui Group Co. Ltd.	4,000	59,645
Maruwa Co. Ltd.	200	44,929

Maruzen Showa Unyu Co. Ltd.	500	16,518
Matsuda Sangyo Co. Ltd.	100	1,805
MatsukiyoCocokara & Co.	600	8,483
Maxell Ltd.	3,000	31,931
McDonald's Holdings Co. Japan Ltd.	700	28,674
MCJ Co. Ltd.	3,200	28,019
Mebuki Financial Group, Inc.	15,600	62,692
Medical Data Vision Co. Ltd.	300	1,020
Medipal Holdings Corp.	3,200	47,130
Meidensha Corp.	1,100	30,058
MEIJI Holdings Co. Ltd.	3,100	69,431
Meiko Electronics Co. Ltd.	1,300	58,497
MEITEC Group Holdings, Inc.	1,700	33,911
Meiwa Corp.	300	1,373
Menicon Co. Ltd.	500	4,149
Micronics Japan Co. Ltd.	3,000	110,667
Minebea Mitsumi, Inc.	4,500	94,642
Mirarth Holdings, Inc.	600	1,835
Miroku Jyoho Service Co. Ltd.	200	2,246
Mitsuba Corp.	2,700	18,715
Mitsubishi Electric Corp.	9,200	159,872
Mitsubishi Estate Co. Ltd.	10,800	182,129
Mitsubishi Gas Chemical Co., Inc.	3,000	56,306
Mitsubishi HC Capital, Inc.	22,400	148,681
Mitsubishi Heavy Industries Ltd.	6,000	52,487
Mitsubishi Logistics Corp.	1,100	36,249
Mitsubishi Motors Corp.	7,200	20,111
Mitsubishi Pencil Co. Ltd.	200	2,983
Mitsubishi Research Institute, Inc.	100	2,988
Mitsubishi Shokuhin Co. Ltd.	600	19,925
Mitsubishi UFJ Financial Group, Inc., ADR(2)	51,427	547,183
Mitsui Chemicals, Inc.	3,300	99,981
Mitsui Fudosan Co. Ltd.	11,100	101,976
Mitsui Matsushima Holdings Co. Ltd.	300	8,939
Mitsui-Soko Holdings Co. Ltd.	1,200	32,951
MIXI, Inc.	1,200	21,873
Miyazaki Bank Ltd.	700	15,285
Mizuho Financial Group, Inc., ADR(2)	66,159	271,252
Mizuno Corp.	300	15,615
Monex Group, Inc.	3,400	16,913
MonotaRO Co. Ltd.	300	3,169
Morinaga & Co. Ltd.	1,600	25,591
Morinaga Milk Industry Co. Ltd.	2,800	57,846
MS&AD Insurance Group Holdings, Inc.	12,900	268,319
m-up Holdings, Inc.	200	1,601
Murata Manufacturing Co. Ltd.	8,900	168,347
Musashi Seimitsu Industry Co. Ltd.	1,300	14,306
Nagase & Co. Ltd.	3,000	58,798
Namura Shipbuilding Co. Ltd.	2,700	38,320
Nankai Electric Railway Co. Ltd.	1,200	19,837
NEC Corp.	4,600	342,414
NEC Networks & System Integration Corp.	900	12,743
NET One Systems Co. Ltd.	800	15,176
Net Protections Holdings, Inc.(1)	300	309
Nexon Co. Ltd.	500	8,588

Nextage Co. Ltd.	1,200	18,918
NGK Insulators Ltd.	3,500	46,781
NHK Spring Co. Ltd.	4,800	53,347
Nichias Corp.	700	21,227
Nichicon Corp.	2,800	20,350
NIDEC Corp.	400	19,939
Nifco, Inc.	3,000	71,804
Nihon Chouzai Co. Ltd.	200	1,767
Nihon Dempa Kogyo Co. Ltd.	400	2,793
Nihon House Holdings Co. Ltd.	200	401
Nihon M&A Center Holdings, Inc.	3,000	13,910
Nikkon Holdings Co. Ltd.	800	15,181
Nikon Corp.	3,000	31,223
Nintendo Co. Ltd.	5,300	288,216
Nippon Carbon Co. Ltd.	100	3,559
Nippon Chemi-Con Corp.(1)	300	3,142
NIPPON EXPRESS HOLDINGS, Inc.	1,600	78,853
Nippon Pillar Packing Co. Ltd.	300	10,010
Nippon Seiki Co. Ltd.	300	2,677
Nippon Shinyaku Co. Ltd.	900	17,623
Nippon Shokubai Co. Ltd.	3,000	31,609
Nippon Signal Company Ltd.	300	1,910
Nippon Soda Co. Ltd.	300	9,690
Nippon Telegraph & Telephone Corp.	194,600	191,099
Nippon Television Holdings, Inc.	700	9,440
Nipro Corp.	6,300	48,725
Nishimatsuya Chain Co. Ltd.	3,000	43,836
Nishio Holdings Co. Ltd.	600	15,014
Nissan Chemical Corp.	500	13,902
Nissha Co. Ltd.	3,000	37,374
Nissin Corp.	600	17,186
Nissin Foods Holdings Co. Ltd.	300	7,572
Niterra Co. Ltd.	4,000	120,554
Nitori Holdings Co. Ltd.	200	22,033
Nitto Boseki Co. Ltd.	200	8,831
Nitto Denko Corp.	1,000	76,560
Nohmi Bosai Ltd.	200	2,931
Nojima Corp.	3,700	41,632
NOK Corp.	1,800	25,019
Nomura Co. Ltd.	1,500	7,894
Noritsu Koki Co. Ltd.	100	2,631
Noritz Corp.	1,800	20,387
North Pacific Bank Ltd.	5,300	19,682
NS Solutions Corp.	500	16,214
NSD Co. Ltd.	400	7,517
NSK Ltd.	9,600	47,171
NTT Data Group Corp.	3,600	55,360
Oat Agrio Co. Ltd.	100	966
Obic Co. Ltd.	100	12,982
Ogaki Kyoritsu Bank Ltd.	400	5,906
Oisix ra daichi, Inc.(1)	100	765
Oji Holdings Corp.	18,900	76,382
Okamoto Machine Tool Works Ltd.	100	3,141
Okamura Corp.	1,200	17,391
Oki Electric Industry Co. Ltd.	3,000	20,587

Olympus Corp.	3,100	48,925
Omron Corp.	400	13,066
Ono Pharmaceutical Co. Ltd.	6,000	86,885
Open House Group Co. Ltd.	100	2,893
Open Up Group, Inc.	100	1,321
Oracle Corp.	500	35,555
Oriental Land Co. Ltd.	500	13,978
ORIX Corp., ADR	2,330	254,972
OSG Corp.	1,700	20,989
Otsuka Corp.	3,200	60,759
Otsuka Holdings Co. Ltd.	2,800	115,599
Oyo Corp.	100	1,720
Pacific Industrial Co. Ltd.	3,000	29,688
Pack Corp.	100	2,531
PAL GROUP Holdings Co. Ltd.	1,200	13,926
PALTAC Corp.	200	5,249
Pan Pacific International Holdings Corp.	3,700	95,708
Park24 Co. Ltd.(1)	3,000	31,183
Pasona Group, Inc.	200	2,781
PeptiDream, Inc.(1)	1,600	20,076
Persol Holdings Co. Ltd.	28,400	41,023
Pigeon Corp.	1,100	10,549
Pilot Corp.	300	8,366
Piolax, Inc.	200	2,845
Pola Orbis Holdings, Inc.	200	1,709
Premium Group Co. Ltd.	300	3,984
Press Kogyo Co. Ltd.	3,000	12,914
Prestige International, Inc.	3,000	12,488
Qol Holdings Co. Ltd.	1,000	9,505
Quick Co. Ltd.	100	1,376
Raccoon Holdings, Inc.	100	420
Rakus Co. Ltd.	300	3,420
Rakuten Group, Inc.(1)	5,200	27,046
Rasa Industries Ltd.	100	1,924
Recruit Holdings Co. Ltd.	6,400	323,084
Relo Group, Inc.	800	8,070
Renesas Electronics Corp.	6,500	119,773
Rengo Co. Ltd.	5,000	33,723
Resona Holdings, Inc.	25,600	177,700
Resorttrust, Inc.	2,800	43,484
Ricoh Co. Ltd.	7,400	66,452
Ricoh Leasing Co. Ltd.	200	6,463
Rion Co. Ltd.	100	1,925
Riso Kyoiku Co. Ltd.	3,000	4,756
Rohm Co. Ltd.	3,600	46,661
Roland DG Corp.	100	3,409
RYODEN Corp.	100	1,612
Ryohin Keikaku Co. Ltd.	7,400	121,569
Ryoyo Ryosan Holdings, Inc.	660	12,989
Sakai Moving Service Co. Ltd.	200	3,020
Sakura Internet, Inc.	1,200	40,210
Sangetsu Corp.	1,200	22,914
San-In Godo Bank Ltd.	3,600	33,457
Sankyu, Inc.	800	28,896
Santen Pharmaceutical Co. Ltd.	8,400	87,218

Sanwa Holdings Corp.	4,100	76,327
Sapporo Holdings Ltd.	1,000	33,820
Sato Holdings Corp.	1,500	20,375
SB Technology Corp.	100	1,885
SBI Sumishin Net Bank Ltd.	1,900	36,320
SBS Holdings, Inc.	500	8,056
SCREEN Holdings Co. Ltd.	1,600	153,048
Scroll Corp.	3,000	20,508
SCSK Corp.	600	11,373
Secom Co. Ltd.	700	43,557
Seibu Holdings, Inc.	7,000	104,163
Seikitokyu Kogyo Co. Ltd.	800	8,552
Seiko Epson Corp.	4,400	71,095
Seiko Group Corp.	400	11,665
Seino Holdings Co. Ltd.	3,500	45,601
Seiren Co. Ltd.	200	3,143
Sekisui House Ltd.	3,000	67,553
Sekisui Jushi Corp.	100	1,536
Senko Group Holdings Co. Ltd.	3,500	25,270
Senshu Electric Co. Ltd.	200	6,921
Seria Co. Ltd.	500	8,657
SG Holdings Co. Ltd.	4,800	48,437
Sharp Corp.(1)	500	3,090
Shibaura Electronics Co. Ltd.	100	4,017
Shibaura Mechatronics Corp.	300	13,651
SHIFT, Inc.(1)	100	9,687
Shimadzu Corp.	700	18,201
Shimamura Co. Ltd.	800	38,322
Shimano, Inc.	500	81,600
Shin Nippon Biomedical Laboratories Ltd.	100	868
Shindengen Electric Manufacturing Co. Ltd.	100	1,901
Shin-Etsu Chemical Co. Ltd.	6,200	231,437
Shinsho Corp.	100	4,498
Shionogi & Co. Ltd.	3,700	166,696
Ship Healthcare Holdings, Inc.	3,000	44,149
Shiseido Co. Ltd.	600	19,042
Shizuoka Financial Group, Inc.	5,100	52,674
Shoei Co. Ltd.	200	2,590
Shofu, Inc.	100	2,431
SIGMAXYZ Holdings, Inc.	500	4,608
Siix Corp.	1,100	9,456
Sinfonia Technology Co. Ltd.	700	15,218
SKY Perfect JSAT Holdings, Inc.	3,400	19,819
Skylark Holdings Co. Ltd.	3,000	41,293
SMS Co. Ltd.	500	6,199
Socionext, Inc.	1,000	29,376
SoftBank Corp.(2)	9,000	107,912
SoftBank Group Corp.	200	11,573
Softcreate Holdings Corp.	200	2,540
Sohgo Security Services Co. Ltd.	5,100	30,796
Solasto Corp.	400	1,181
Sompo Holdings, Inc.	11,100	234,929
Sony Group Corp., ADR	8,150	671,071
S-Pool, Inc.	3,000	6,271
Square Enix Holdings Co. Ltd.	400	12,002

Stanley Electric Co. Ltd.	1,500	27,595
Star Micronics Co. Ltd.	3,000	40,622
Starts Corp., Inc.	1,000	20,864
Studio Alice Co. Ltd.	100	1,301
Sugi Holdings Co. Ltd.	1,200	18,625
Sumida Corp.	1,200	8,946
Sumiseki Holdings, Inc.(2)	1,700	14,406
Sumitomo Bakelite Co. Ltd.	400	11,099
Sumitomo Electric Industries Ltd.	14,000	227,212
Sumitomo Forestry Co. Ltd.	3,000	103,872
Sumitomo Mitsui Financial Group, Inc., ADR	38,120	499,753
Sumitomo Mitsui Trust Holdings, Inc.	7,400	172,047
Sumitomo Realty & Development Co. Ltd.	4,500	140,908
Sumitomo Riko Co. Ltd.	3,300	26,624
Sumitomo Rubber Industries Ltd.	5,200	58,671
Sumitomo Warehouse Co. Ltd.	700	11,340
Sun Frontier Fudousan Co. Ltd.	3,000	37,255
Sundrug Co. Ltd.	1,000	25,436
Suntory Beverage & Food Ltd.	3,000	110,192
Suzuken Co. Ltd.	1,200	36,229
Suzuki Motor Corp.	12,000	143,063
SWCC Corp.	3,000	91,878
Sysmex Corp.	3,600	61,639
Systena Corp.	3,100	5,600
Syuppin Co. Ltd.	100	837
T&D Holdings, Inc.	5,200	94,007
Tachibana Eletech Co. Ltd.	700	13,456
Tachi-S Co. Ltd.	1,300	16,319
Taikisha Ltd.	900	29,875
Taiyo Yuden Co. Ltd.	700	14,818
Takaoka Toko Co. Ltd.	100	1,340
Takara & Co. Ltd.	200	3,405
Takara Holdings, Inc.	300	2,028
Takasago Thermal Engineering Co. Ltd.	3,000	123,419
Takashimaya Co. Ltd.	3,800	62,978
Takeda Pharmaceutical Co. Ltd., ADR	8,257	110,231
Tamron Co. Ltd.	1,100	62,022
Tanseisha Co. Ltd.	100	523
TDK Corp.	5,400	271,218
TechMatrix Corp.	400	4,747
TechnoPro Holdings, Inc.	3,000	49,940
Teijin Ltd.	4,100	39,861
Tera Probe, Inc.	400	11,967
Terumo Corp.	1,000	17,034
TIS, Inc.	3,100	56,701
TKC Corp.	200	4,200
TOA ROAD Corp.	2,000	15,115
Tocalo Co. Ltd.	1,900	23,989
Tochigi Bank Ltd.	1,200	2,975
Toei Co. Ltd.	500	11,479
Toho Bank Ltd.	8,400	17,941
Toho Co. Ltd.	300	9,493
Toho Co. Ltd.	300	5,849
Toho Holdings Co. Ltd.	1,400	35,390
Tokai Corp.	100	1,338

Tokai Rika Co. Ltd.	1,600	22,694
Tokio Marine Holdings, Inc.	13,900	481,569
Tokyo Century Corp.	4,800	44,434
Tokyo Electron Device Ltd.	300	8,516
Tokyo Electron Ltd.	3,200	679,547
Tokyo Individualized Educational Institute, Inc.	200	525
Tokyo Kiraboshi Financial Group, Inc.	900	28,246
Tokyo Tatemono Co. Ltd.	4,600	74,499
Tokyo Tekko Co. Ltd.	700	22,950
Tokyu Corp.	4,000	46,668
Tokyu Fudosan Holdings Corp.	18,700	129,619
Tomy Co. Ltd.	3,300	60,080
Topcon Corp.	400	4,357
TOPPAN Holdings, Inc.	3,200	82,889
Topre Corp.	1,400	20,109
Topy Industries Ltd.	200	3,127
Toray Industries, Inc.	20,600	103,199
Torex Semiconductor Ltd.	100	1,196
Tosei Corp.	200	2,876
Toshiba TEC Corp.	100	2,034
Totech Corp.	1,200	19,367
TOTO Ltd.	100	2,509
Towa Corp.	900	68,813
Toyo Corp.	100	983
Toyo Securities Co. Ltd.	600	1,429
Toyo Seikan Group Holdings Ltd.	3,900	64,607
Toyo Tanso Co. Ltd.	100	4,273
Toyo Tire Corp.	3,700	66,307
Toyobo Co. Ltd.	3,000	20,701
Toyoda Gosei Co. Ltd.	3,000	58,370
Toyota Boshoku Corp.	1,500	21,959
Toyota Motor Corp., ADR(2)	4,114	894,836
Toyota Tsusho Corp.	3,400	207,634
TPR Co. Ltd.	300	4,523
Trancom Co. Ltd.	300	11,581
Transcosmos, Inc.	600	12,945
Trend Micro, Inc.	2,000	90,517
Trusco Nakayama Corp.	1,700	26,855
TS Tech Co. Ltd.	3,000	35,897
TSI Holdings Co. Ltd.	3,000	17,117
Tsubakimoto Chain Co.	800	30,162
Tsugami Corp.	2,500	23,148
Tsukuba Bank Ltd.	3,000	6,436
Tsuruha Holdings, Inc.	300	17,805
TV Asahi Holdings Corp.	400	5,122
Tv Tokyo Holdings Corp.	100	1,971
Uchida Yoko Co. Ltd.	400	18,119
Ulvac, Inc.	700	49,964
Unicharm Corp.	1,800	58,089
Unipres Corp.	3,000	28,587
United Arrows Ltd.	900	10,276
Ushio, Inc.	300	4,031
USS Co. Ltd.	9,000	70,373
UT Group Co. Ltd.	700	13,398
V Technology Co. Ltd.	100	1,966

Valqua Ltd.	300	6,908
ValueCommerce Co. Ltd.	100	754
Vector, Inc.	500	4,170
Wacoal Holdings Corp.	100	2,472
Wakachiku Construction Co. Ltd.	400	8,914
Wakita & Co. Ltd.	1,100	11,488
Welcia Holdings Co. Ltd.	1,500	20,694
West Japan Railway Co.	6,000	119,703
Will Group, Inc.	100	612
World Co. Ltd.	1,000	13,526
Xebio Holdings Co. Ltd.	100	730
YAKUODO Holdings Co. Ltd.	100	1,762
YAMABIKO Corp.	1,200	16,419
Yamada Holdings Co. Ltd.	15,300	42,904
Yamae Group Holdings Co. Ltd.	600	9,159
Yamaguchi Financial Group, Inc.	4,500	55,138
Yamaha Corp.	100	2,275
Yamaha Motor Co. Ltd.	12,900	126,313
Yamaichi Electronics Co. Ltd.	300	6,610
Yamanashi Chuo Bank Ltd.	1,200	15,802
Yamato Holdings Co. Ltd.	3,400	39,063
Yaoko Co. Ltd.	400	23,621
Yaskawa Electric Corp.	200	7,658
Yellow Hat Ltd.	400	5,308
Yokogawa Electric Corp.	1,000	25,757
Yokohama Rubber Co. Ltd.	3,100	77,859
Yokorei Co. Ltd.	600	3,850
Yuasa Trading Co. Ltd.	400	14,273
Zenkoku Hosho Co. Ltd.	700	25,083
Zenrin Co. Ltd.	600	3,288
Zeon Corp.	600	5,568
ZIGExN Co. Ltd.	600	2,405
ZOZO, Inc.	900	20,993
		29,701,032
Netherlands — 4.1%
Aalberts NV	2,213	105,888
ABN AMRO Bank NV, CVA	7,726	132,161
Adyen NV(1)	158	204,892
Aegon Ltd.	26,335	170,124
AerCap Holdings NV	3,357	311,228
Akzo Nobel NV	2,098	147,159
Allfunds Group PLC	2,410	14,486
Arcadis NV	572	37,535
ASM International NV	224	157,631
ASML Holding NV, NY Shares	1,528	1,467,415
ASR Nederland NV	4,388	212,372
B&S Group SARL	501	2,598
BE Semiconductor Industries NV	1,429	212,589
Brunel International NV	75	901
Coca-Cola Europacific Partners PLC	829	61,106
Constellium SE(1)	3,584	77,665
Corbion NV	1,428	31,853
DSM-Firmenich AG	1,697	196,433
Flow Traders Ltd.	664	14,233
Heineken Holding NV	122	10,013

Heineken NV	718	72,043
IMCD NV	254	38,762
ING Groep NV, ADR	35,517	635,399
InPost SA(1)	5,882	106,016
Just Eat Takeaway.com NV(1)	4,834	63,977
Koninklijke Ahold Delhaize NV	9,937	308,176
Koninklijke Heijmans NV, CVA	1,136	25,034
Koninklijke KPN NV	56,930	213,448
Koninklijke Philips NV, NY Shares(1)	3,531	95,831
NN Group NV	4,529	211,319
Pharming Group NV(1)(2)	17,107	15,320
PostNL NV	114	165
Prosus NV(1)	2,818	102,312
Randstad NV	1,664	87,945
Royal BAM Group NV	7,926	33,317
Signify NV	170	4,645
TKH Group NV, CVA	635	29,654
Universal Music Group NV	3,393	105,738
Van Lanschot Kempen NV	94	3,863
Wolters Kluwer NV	774	123,445
		5,844,691
New Zealand — 0.2%
Arvida Group Ltd.	3,990	2,362
Auckland International Airport Ltd.	11,142	53,470
Chorus Ltd.	9,223	42,008
EBOS Group Ltd.	1,041	21,165
Fisher & Paykel Healthcare Corp. Ltd.	2,115	38,477
Fletcher Building Ltd.	21,462	41,158
KMD Brands Ltd.	7,291	1,905
Mercury NZ Ltd.	10,462	43,042
Meridian Energy Ltd.	7,193	29,927
Spark New Zealand Ltd.	21,645	55,566
		329,080
Norway — 0.8%
2020 Bulkers Ltd.	579	9,042
ABG Sundal Collier Holding ASA	1,917	1,171
Atea ASA(1)	751	10,437
B2 Impact ASA	2,442	1,947
Bakkafrost P	437	24,077
Borregaard ASA	1,296	23,748
DNB Bank ASA	6,816	133,468
Elopak ASA	1,557	5,327
Europris ASA	1,214	8,127
Gjensidige Forsikring ASA	829	14,548
Grieg Seafood ASA	285	1,978
Kid ASA	374	5,362
Kitron ASA	5,758	18,476
Kongsberg Automotive ASA(1)	16,946	2,776
Kongsberg Gruppen ASA	520	44,708
Leroy Seafood Group ASA	1,370	6,018
Mowi ASA	4,208	75,671
Norsk Hydro ASA	6,309	42,722
OKEA ASA	1,052	2,586
Orkla ASA	2,862	22,915
Petronor E&P ASA(1)	112	101

Protector Forsikring ASA	2,371	54,885
Rana Gruber ASA	577	4,274
Salmar ASA	638	38,959
Scatec ASA(1)	4,874	40,454
Schibsted ASA, B Shares	2,356	63,847
Schibsted ASA, Class A	1,915	55,582
Sea1 offshore, Inc.(1)	922	2,901
Solstad Offshore ASA(1)	1,789	7,088
SpareBank 1 Nord Norge	5,024	47,961
Sparebank 1 Oestlandet	345	4,493
SpareBank 1 SMN	2,781	40,611
SpareBank 1 SR-Bank ASA	4,722	61,108
Storebrand ASA	10,531	114,129
Telenor ASA	5,210	60,701
TGS ASA	2,637	34,676
TOMRA Systems ASA	556	7,322
Veidekke ASA	2,116	23,106
		1,117,302
Portugal — 0.2%
Altri SGPS SA	1,926	10,555
Banco Comercial Portugues SA, R Shares(1)	262,164	106,528
Corticeira Amorim SGPS SA	1,775	18,488
CTT-Correios de Portugal SA	356	1,700
EDP Renovaveis SA	1,712	27,513
Jeronimo Martins SGPS SA	2,416	54,202
Navigator Co. SA(1)	7,527	32,917
NOS SGPS SA	3,614	13,016
Sonae SGPS SA	24,621	25,415
		290,334
Singapore — 1.3%
AEM Holdings Ltd.(1)(2)	202	275
Aztech Global Ltd.	6,700	4,776
Capitaland India Trust	14,892	11,701
CapitaLand Investment Ltd.(2)	42,300	83,597
City Developments Ltd.	4,000	16,651
ComfortDelGro Corp. Ltd.	102,100	105,260
DBS Group Holdings Ltd.	14,410	384,254
Dyna-Mac Holdings Ltd.	37,700	10,945
Food Empire Holdings Ltd.	24,100	19,635
Frencken Group Ltd.	14,400	15,607
Grab Holdings Ltd., Class A(1)	5,972	21,917
Hong Fok Corp. Ltd.	17,100	10,249
Hutchison Port Holdings Trust, U Shares	190,500	23,634
iFAST Corp. Ltd.	2,700	13,557
Netlink NBN Trust	25,300	15,637
Oversea-Chinese Banking Corp. Ltd.	28,700	308,872
Samudera Shipping Line Ltd.(2)	5,200	3,759
SATS Ltd.(1)	24,680	50,934
Sea Ltd., ADR(1)	1,004	67,790
Sheng Siong Group Ltd.	12,300	13,575
SIA Engineering Co. Ltd.	1,100	1,907
Singapore Exchange Ltd.	7,400	52,453
Singapore Post Ltd.	66,300	24,079
Singapore Technologies Engineering Ltd.	20,200	62,649
Singapore Telecommunications Ltd.	37,800	69,535

Stamford Land Corp. Ltd.	4,300	1,258
StarHub Ltd.	4,800	4,547
UMS Holdings Ltd.	9,000	8,087
United Overseas Bank Ltd.	14,300	326,069
UOL Group Ltd.	9,900	39,630
Venture Corp. Ltd.	3,000	31,216
Yanlord Land Group Ltd.(1)	15,900	5,421
Yoma Strategic Holdings Ltd.(1)	32,800	2,069
		1,811,545
Spain — 2.3%
Acciona SA	441	56,618
Aena SME SA	1,017	198,887
Amadeus IT Group SA	1,976	141,052
Applus Services SA	1,650	22,773
Atresmedia Corp. de Medios de Comunicacion SA	2,023	11,655
Banco Bilbao Vizcaya Argentaria SA, ADR	49,324	538,125
Banco de Sabadell SA	68,342	144,358
Banco Santander SA, ADR	85,148	446,176
Bankinter SA	9,894	87,396
CaixaBank SA	17,796	101,919
Cellnex Telecom SA	1,625	59,361
CIE Automotive SA	213	6,530
Construcciones y Auxiliar de Ferrocarriles SA	570	21,259
Corp. ACCIONA Energias Renovables SA	426	9,942
eDreams ODIGEO SA(1)	213	1,637
Ence Energia y Celulosa SA(1)	2,505	9,210
Endesa SA	2,509	49,971
Ercros SA	1,186	4,520
Fluidra SA	246	6,002
Gestamp Automocion SA	6,193	19,463
Global Dominion Access SA	1,250	4,834
Grifols SA(1)	606	6,160
Grupo Catalana Occidente SA	418	17,340
Iberdrola SA	29,737	392,492
Industria de Diseno Textil SA	8,751	416,124
Laboratorios Farmaceuticos Rovi SA	218	20,858
Mapfre SA	11,934	28,737
Melia Hotels International SA(1)	4,221	36,447
Neinor Homes SA(1)	963	12,179
Pharma Mar SA	261	10,650
Prosegur Cash SA	3,823	2,131
Redeia Corp. SA	7,440	134,081
Sacyr SA	19,968	75,278
Telefonica SA, ADR(2)	39,408	182,065
Viscofan SA	636	41,684
		3,317,914
Sweden — 3.2%
AcadeMedia AB	202	1,085
AddLife AB, B Shares	278	3,044
AddTech AB, B Shares	1,435	34,001
Alfa Laval AB	1,095	50,889
Ambea AB	596	4,146
Arise AB	1,053	4,898
Arjo AB, B Shares	4,676	20,633
Assa Abloy AB, Class B	2,868	84,282

Atlas Copco AB, A Shares	10,567	203,565
Atlas Copco AB, B Shares	6,146	102,040
Atrium Ljungberg AB, B Shares	489	9,326
Avanza Bank Holding AB	2,895	75,660
Axfood AB	1,423	37,780
Beijer Alma AB	42	865
Beijer Ref AB	967	15,830
Bilia AB, A Shares	1,817	25,848
Billerud Aktiebolag	3,602	36,096
BioGaia AB, B Shares	1,038	12,616
Boliden AB	3,737	130,994
Bonava AB, B Shares(1)	2,172	2,041
Boozt AB(1)	2,396	31,297
Bravida Holding AB	965	7,642
Bufab AB	787	29,075
Byggmax Group AB	895	3,266
Castellum AB(1)	4,030	50,329
Catena AB	567	28,993
Cibus Nordic Real Estate AB publ	555	8,125
Cint Group AB(1)	49	68
Clas Ohlson AB, B Shares	2,298	33,436
Cloetta AB, B Shares	4,031	7,454
Coor Service Management Holding AB	955	4,460
Corem Property Group AB, B Shares(2)	5,327	4,887
Dios Fastigheter AB	1,456	12,602
Electrolux AB, B Shares(1)	2,937	28,144
Electrolux Professional AB, B Shares	865	5,743
Elekta AB, B Shares	3,689	30,342
Embracer Group AB(1)(2)	1,516	3,827
Epiroc AB, A Shares	3,661	76,845
Epiroc AB, B Shares	2,170	40,757
EQT AB	880	26,956
Essity AB, B Shares	3,969	101,973
Fabege AB	4,335	37,069
Fastighets AB Balder, B Shares(1)	8,695	58,871
Fastighetsbolaget Emilshus AB, Class B(1)(2)	99	348
Fortnox AB	4,821	30,025
G5 Entertainment AB	183	2,436
Getinge AB, B Shares	4,089	73,165
Granges AB	4,227	54,533
H & M Hennes & Mauritz AB, B Shares	7,158	126,569
Hemnet Group AB	1,221	33,667
Hexagon AB, B Shares	4,177	46,009
Hexatronic Group AB(1)(2)	5,741	24,773
Hexpol AB	2,491	30,663
HMS Networks AB	212	9,273
Holmen AB, B Shares	474	19,850
Hufvudstaden AB, A Shares	1,089	13,543
Husqvarna AB, B Shares	4,455	37,097
Industrivarden AB, A Shares	658	23,424
Indutrade AB	1,341	34,789
Instalco AB	865	3,299
Investment AB Latour, B Shares	180	5,039
INVISIO AB	1,193	30,098
Inwido AB	1,813	25,322

JM AB	2,178	42,254
Lindab International AB	1,718	39,369
Loomis AB	1,472	40,972
MEKO AB	546	6,327
Millicom International Cellular SA, SDR(1)	2,103	52,825
MIPS AB	151	6,156
Modern Times Group MTG AB, B Shares(1)	2,611	23,330
Mycronic AB	1,472	57,940
NCC AB, B Shares	1,743	22,868
Neobo Fastigheter AB(1)	768	1,365
New Wave Group AB, B Shares	1,334	15,029
Nibe Industrier AB, B Shares	2,360	12,100
Nobia AB(1)(2)	8,984	4,672
Note AB(1)	43	622
NP3 Fastigheter AB	794	18,793
Nyfosa AB	3,646	37,274
Pandox AB	1,358	24,590
Paradox Interactive AB	591	8,405
Peab AB, Class B	4,804	31,394
Platzer Fastigheter Holding AB, B Shares	723	6,361
RaySearch Laboratories AB	1,530	21,501
Resurs Holding AB	2,909	4,712
Rvrc Holding AB	3,493	17,676
Saab AB, Class B	5,072	123,111
Samhallsbyggnadsbolaget i Norden AB(1)	17,697	8,722
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)(2)	1,134	797
Sandvik AB	7,146	157,785
Scandic Hotels Group AB(1)	1,989	11,839
Sectra AB, B Shares(1)	1,680	38,437
Securitas AB, B Shares	1,580	16,260
Sinch AB(1)	15,420	34,238
Skandinaviska Enskilda Banken AB, A Shares	10,320	147,027
Skanska AB, B Shares	4,703	83,069
SKF AB, B Shares	5,779	126,966
SkiStar AB(2)	2,219	34,197
Svenska Cellulosa AB SCA, B Shares	3,357	51,513
Svenska Handelsbanken AB, A Shares	12,380	116,503
Sweco AB, B Shares	619	8,669
Swedbank AB, A Shares	7,627	158,804
Synsam AB	555	3,112
Tele2 AB, B Shares	2,731	26,709
Telefonaktiebolaget LM Ericsson, ADR(2)	30,853	189,437
Telia Co. AB	27,258	70,924
Thule Group AB	202	6,098
Tobii Dynavox AB(1)	534	3,043
Troax Group AB	1,065	25,576
Truecaller AB, B Shares	987	3,510
Viaplay Group AB, B Shares(1)(2)	308	27
Vitec Software Group AB, B Shares	501	25,732
Volvo AB, A Shares	1,391	37,803
Volvo AB, B Shares	10,493	282,418
Volvo Car AB, Class B(1)	12,030	40,515
Wallenstam AB, B Shares	2,454	12,111
Wihlborgs Fastigheter AB	4,940	46,996
		4,500,205

Switzerland — 7.7%
ABB Ltd., ADR	1,818	99,935
Accelleron Industries AG	1,251	50,694
Adecco Group AG	685	25,996
Alcon, Inc.	4,023	361,367
Allreal Holding AG	220	37,286
ALSO Holding AG	190	55,392
ams-OSRAM AG(1)	26,823	43,246
Arbonia AG(1)	2,320	32,695
Ascom Holding AG	1,227	11,097
Autoneum Holding AG	154	25,198
Baloise Holding AG	637	110,057
Banque Cantonale Vaudoise	422	44,532
Barry Callebaut AG	35	60,837
Basilea Pharmaceutica AG(1)	513	24,924
Belimo Holding AG	125	58,248
Bossard Holding AG, Class A	144	35,213
Bucher Industries AG	156	64,654
Burckhardt Compression Holding AG	97	64,805
Bystronic AG	32	15,744
Calida Holding AG	79	2,749
Cembra Money Bank AG	575	46,694
Chocoladefabriken Lindt & Spruengli AG	1	118,749
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	5	58,193
Cie Financiere Richemont SA, Class A	3,860	621,139
Clariant AG(1)	1,815	29,088
Comet Holding AG	88	32,971
Daetwyler Holding AG, Bearer Shares	196	40,626
DKSH Holding AG	899	61,059
dormakaba Holding AG	107	57,826
Flughafen Zurich AG	252	53,730
Forbo Holding AG	30	36,630
Geberit AG	290	178,370
Georg Fischer AG	1,247	90,792
Givaudan SA	5	23,571
Helvetia Holding AG	518	69,657
Huber & Suhner AG	466	39,768
Idorsia Ltd.(1)(2)	261	743
Implenia AG	377	14,518
Inficon Holding AG	50	79,853
Interroll Holding AG	17	52,486
Intershop Holding AG	30	3,982
Julius Baer Group Ltd.	3,418	205,324
Kardex Holding AG	110	30,456
Kuehne & Nagel International AG	738	209,299
LEM Holding SA	15	25,313
Leonteq AG(2)	218	6,327
Logitech International SA	1,693	169,451
Lonza Group AG	354	192,169
Medmix AG	776	14,420
Mobilezone Holding AG	927	14,778
Mobimo Holding AG	83	23,599
Montana Aerospace AG(1)	931	20,255
Nestle SA	5,897	625,944
Novartis AG, ADR	11,733	1,210,024

OC Oerlikon Corp. AG	454	2,531
Orior AG	273	18,657
Partners Group Holding AG	376	506,031
Peach Property Group AG(1)	94	902
PSP Swiss Property AG	557	70,077
Roche Holding AG	4,127	1,053,692
Roche Holding AG, Bearer Shares	153	42,820
Sandoz Group AG, ADR	2,311	82,017
Schindler Holding AG	232	58,828
Schindler Holding AG, Bearer Participation Certificate	390	101,454
Schweiter Technologies AG	6	2,982
SGS SA	1,206	112,309
Siegfried Holding AG(1)	89	89,089
SIG Group AG(1)	704	14,663
Sika AG	222	67,676
SKAN Group AG	211	18,831
Softwareone Holding AG(1)	1,446	27,722
Sonova Holding AG	191	60,684
St. Galler Kantonalbank AG	52	25,031
Stadler Rail AG	1,487	45,469
Straumann Holding AG	689	90,198
Sulzer AG	465	63,574
Swatch Group AG	731	30,436
Swatch Group AG, Bearer Shares	403	86,326
Swiss Life Holding AG	496	346,766
Swiss Prime Site AG	1,054	97,622
Swiss Re AG	2,033	259,265
Swisscom AG	441	244,649
Temenos AG	772	49,846
TX Group AG	33	5,805
UBS Group AG	24,738	788,647
Valiant Holding AG	269	30,722
Vontobel Holding AG	472	28,276
Zehnder Group AG	447	30,060
Zurich Insurance Group AG	1,211	637,357
		10,873,487
United Kingdom — 13.5%
3i Group PLC	19,710	726,253
4imprint Group PLC	1,234	104,377
abrdn PLC(2)	20,535	40,861
Admiral Group PLC	6,038	209,487
Advanced Medical Solutions Group PLC	120	331
AG Barr PLC	1,581	12,596
Airtel Africa PLC	7,779	12,146
AJ Bell PLC	9,713	47,835
Alliance Pharma PLC	3,707	1,838
Anglo American PLC	14,603	472,775
Antofagasta PLC	4,265	120,980
Ashmore Group PLC	6,180	15,428
Ashtead Group PLC	6,945	508,674
ASOS PLC(1)(2)	473	2,269
AstraZeneca PLC, ADR	12,913	1,007,472
Auto Trader Group PLC	15,976	168,059
Aviva PLC	17,993	110,515
B&M European Value Retail SA	15,450	108,014

BAE Systems PLC	11,954	212,853
Bank of Georgia Group PLC	1,181	56,142
Barclays PLC, ADR	53,655	608,984
Barratt Developments PLC	7,334	47,557
Beazley PLC	14,749	130,413
Bellway PLC	1,768	60,878
Berkeley Group Holdings PLC	1,234	83,271
Britvic PLC	6,606	81,893
BT Group PLC	92,304	154,539
Bunzl PLC	1,190	44,738
Burberry Group PLC	8,805	116,791
Bytes Technology Group PLC	5,314	38,056
Centrica PLC	115,062	208,850
Chemring Group PLC	6,947	34,283
Clarkson PLC	518	27,255
Close Brothers Group PLC	3,501	21,433
CMC Markets PLC	3,530	12,716
Coats Group PLC	62,660	68,838
Coca-Cola HBC AG(1)	4,125	139,983
Compass Group PLC	7,179	201,559
Computacenter PLC	2,120	76,593
ConvaTec Group PLC	9,131	29,111
Crest Nicholson Holdings PLC	6,224	18,979
Croda International PLC	883	51,583
Darktrace PLC(1)	10,767	81,447
De La Rue PLC(1)	1,379	1,691
Deliveroo PLC(1)	7,226	12,651
DFS Furniture PLC	10,801	15,504
Diageo PLC, ADR	3,744	505,777
Direct Line Insurance Group PLC	17,487	48,028
Domino's Pizza Group PLC	1,508	6,463
dotdigital group PLC	2,241	2,743
Dowlais Group PLC	10,251	9,107
Dr Martens PLC	1,282	1,436
Drax Group PLC	8,997	59,623
DS Smith PLC	30,206	148,144
Dunelm Group PLC	3,891	55,083
Elementis PLC	11,903	22,930
Experian PLC	5,252	243,368
Firstgroup PLC	26,990	58,845
Forterra PLC	7,443	15,981
Frasers Group PLC(1)	3,237	36,518
Frontier Developments PLC(1)	147	496
Funding Circle Holdings PLC(1)	1,643	1,945
Games Workshop Group PLC	1,050	134,331
Gamma Communications PLC	1,981	36,736
Genus PLC	48	1,108
Georgia Capital PLC(1)	520	6,321
Grafton Group PLC	5,672	72,450
Grainger PLC	14,430	46,217
Greggs PLC	3,419	128,580
GSK PLC, ADR	16,479	737,765
Gym Group PLC(1)	1,381	2,235
Haleon PLC, ADR(2)	16,906	142,687
Halfords Group PLC	3,648	7,197

Halma PLC	157	4,494
Hargreaves Lansdown PLC	7,544	102,414
Hays PLC	38,579	53,374
Helios Towers PLC(1)	17,406	28,172
Hikma Pharmaceuticals PLC	5,025	124,236
Hiscox Ltd.	7,688	112,670
Hollywood Bowl Group PLC	6,800	28,830
Howden Joinery Group PLC	14,527	169,426
HSBC Holdings PLC, ADR	27,855	1,243,726
Ibstock PLC	9,891	20,247
IG Group Holdings PLC	8,129	84,093
IMI PLC	2,842	67,928
Impax Asset Management Group PLC	3,370	18,799
Inchcape PLC	6,520	66,527
Informa PLC	898	9,774
InterContinental Hotels Group PLC	618	62,757
Intermediate Capital Group PLC	4,349	129,576
International Distribution Services PLC(1)	19,172	82,708
International Workplace Group PLC	13,812	32,397
Intertek Group PLC	1,775	108,939
Investec PLC	9,417	63,014
IP Group PLC	12,733	8,812
ITV PLC	76,280	77,695
J D Wetherspoon PLC(1)	2,815	27,648
J Sainsbury PLC	38,455	136,340
JD Sports Fashion PLC	49,004	80,542
Johnson Matthey PLC	3,033	68,206
Johnson Service Group PLC	22,596	48,329
Jubilee Metals Group PLC(1)(2)	7,916	799
Jupiter Fund Management PLC	3,692	3,966
Just Group PLC	16,383	21,821
Kainos Group PLC	1,547	22,699
Kingfisher PLC	24,078	81,514
Lancashire Holdings Ltd.	3,926	31,827
Legal & General Group PLC	33,274	106,715
Liontrust Asset Management PLC	2,676	28,135
Lloyds Banking Group PLC, ADR	191,287	539,429
London Stock Exchange Group PLC	855	100,220
M&G PLC	22,445	57,386
Man Group PLC	32,132	108,606
Marks & Spencer Group PLC	59,439	229,953
Marshalls PLC	1,215	4,926
Marston's PLC(1)	12,037	5,523
Me Group International PLC	5,119	11,963
Mears Group PLC	3,833	19,322
Metro Bank Holdings PLC(1)	960	466
Mitchells & Butlers PLC(1)	5,167	20,398
Molten Ventures PLC(1)	4,257	18,143
Mondi PLC	6,865	136,855
MONY Group PLC	9,846	28,506
Morgan Advanced Materials PLC	6,799	26,915
Morgan Sindall Group PLC	1,399	45,224
NatWest Group PLC, ADR(2)	34,376	283,946
Next 15 Group PLC	2,312	30,279
Next PLC	2,645	316,792

Nexxen International Ltd.(1)	1,016	3,406
Ninety One PLC	5,104	11,192
Ocado Group PLC(1)	5,866	28,291
OSB Group PLC	9,951	59,177
Oxford Nanopore Technologies PLC(1)	3,685	5,053
Pagegroup PLC	10,810	63,426
Paragon Banking Group PLC	5,421	52,949
PayPoint PLC	2,378	16,636
Pearson PLC, ADR	6,095	73,567
Pennon Group PLC	4,373	34,763
Persimmon PLC	3,041	56,813
Pets at Home Group PLC	2,830	10,686
Phoenix Group Holdings PLC	4,282	27,247
Pinewood Technologies Group PLC	499	2,258
Plus500 Ltd.	3,181	90,608
Prax Exploration & Production PLC(1)	44,885	1,012
Premier Foods PLC	8,265	18,206
Prudential PLC, ADR(2)	3,306	63,806
QinetiQ Group PLC	10,804	62,150
Quilter PLC	65,467	98,650
Rathbones Group PLC	910	20,196
Reach PLC	4,206	4,338
Reckitt Benckiser Group PLC	4,607	263,674
Redrow PLC	3,883	35,458
RELX PLC, ADR	9,115	400,695
Renewi PLC(1)	590	4,975
Renishaw PLC	188	9,732
Rentokil Initial PLC	6,058	32,297
Ricardo PLC	2,015	12,622
Rightmove PLC	11,242	77,176
Rolls-Royce Holdings PLC(1)	27,328	159,619
RS Group PLC	3,876	35,129
RWS Holdings PLC	2,012	4,458
Sage Group PLC	5,091	66,873
Schroders PLC	6,155	31,049
Senior PLC	1,051	2,173
Severn Trent PLC	2,677	81,800
SIG PLC(1)	48,062	16,897
Smith & Nephew PLC, ADR(2)	4,128	104,562
Smiths Group PLC	2,069	45,782
Softcat PLC	3,965	84,240
Spectris PLC	1,295	54,398
Speedy Hire PLC	7,713	2,736
Spirax-Sarco Engineering PLC	268	30,646
Spire Healthcare Group PLC	6,626	21,447
Spirent Communications PLC	7,680	18,065
SSE PLC	3,987	89,692
SSP Group PLC	16,333	34,909
St. James's Place PLC	11,051	71,201
Standard Chartered PLC	33,126	329,955
SThree PLC	2,269	12,772
Strix Group PLC	2,815	2,832
Synthomer PLC(1)	4,424	16,478
Taylor Wimpey PLC	84,333	159,660
TBC Bank Group PLC	1,382	44,996

THG PLC(1)(2)	22,927	20,406
TI Fluid Systems PLC	11,873	20,827
TP ICAP Group PLC	7,865	22,034
Travis Perkins PLC	3,829	42,244
TUI AG(1)	9,222	63,832
Tyman PLC	575	2,684
Unilever PLC, ADR	8,402	460,010
United Utilities Group PLC	8,342	108,661
Vanquis Banking Group PLC	9,732	6,726
Vertu Motors PLC	9,677	9,805
Vesuvius PLC	5,462	34,138
Virgin Money U.K. PLC	41,293	112,559
Vistry Group PLC(1)	5,139	85,142
Vodafone Group PLC, ADR	25,684	247,080
Watkin Jones PLC	1,419	886
Weir Group PLC	4,305	117,648
WH Smith PLC	1,625	23,862
Whitbread PLC	2,066	78,347
Wickes Group PLC	15,313	27,261
Wise PLC, Class A(1)	16,979	178,416
WPP PLC, ADR	869	45,483
XP Power Ltd.	636	12,339
Yellow Cake PLC(1)	5,335	43,599
YouGov PLC	1,144	14,367
Zigup PLC	8,830	49,331
		19,175,731
United States — 0.4%
Atlassian Corp., Class A(1)	568	89,096
CNH Industrial NV	9,295	97,676
Gen Digital, Inc.	2	50
Golar LNG Ltd.	3,038	79,869
Luxfer Holdings PLC	75	924
Newmont Corp.	4,220	174,249
Spotify Technology SA(1)	206	61,137
Viemed Healthcare, Inc.(1)	1,354	10,043
		513,044
TOTAL COMMON STOCKS (Cost $117,079,482)		140,857,239
RIGHTS — 0.0%
France — 0.0%
Alstom SA(1)(2)	1,255	1,346
Norway — 0.0%
Solstad Offshore ASA(1)	1,641	1,642
Spain — 0.0%
Viscofan SA(1)	636	1,111
United States — 0.0%
Resolute Forest Products, Inc.(1)	1,220	1,333
TOTAL RIGHTS (Cost $2,445)		5,432
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	4	—
Canada — 0.0%
Constellation Software, Inc.(1)	144	1
Italy — 0.0%
Innovatec SpA(1)	18	5
TOTAL WARRANTS (Cost $—)		6

SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	410,316	410,316
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,243,975	1,243,975
TOTAL SHORT-TERM INVESTMENTS (Cost $1,654,291)		1,654,291
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $118,736,218)		142,516,968
OTHER ASSETS AND LIABILITIES — (0.3)%		(490,373)
TOTAL NET ASSETS — 100.0%		$142,026,595

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	27.3%
Industrials	18.6%
Consumer Discretionary	14.0%
Information Technology	9.3%
Health Care	9.1%
Materials	6.4%
Consumer Staples	5.7%
Communication Services	4.6%
Real Estate	2.3%
Utilities	1.7%
Energy	0.2%
Short-Term Investments	1.1%
Other Assets and Liabilities	(0.3)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
SDR	–	Swedish Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,444,240. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,519,944, which includes securities collateral of $1,275,969.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Belgium	$275,053	$956,912	—
Denmark	2,460,346	1,976,522	—
Finland	64,096	1,514,084	—
France	1,567,342	12,197,259	—
Germany	889,725	9,174,048	—
Hong Kong	36,518	2,275,844	—
Ireland	33,132	953,344	—
Israel	396,894	884,337	—
Japan	3,860,256	25,840,776	—
Netherlands	2,818,768	3,025,923	—
Singapore	89,707	1,721,838	—
Spain	1,166,366	2,151,548	—
Sweden	189,437	4,310,768	—
Switzerland	2,180,623	8,692,864	—
United Kingdom	6,464,989	12,710,742	—
United States	231,026	282,018	—
Other Countries	—	29,464,134	—
Rights	1,333	4,099	—
Warrants	—	6	—
Short-Term Investments	1,654,291	—	—
	$24,379,902	$118,137,066	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.